UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 82.58%
ASSET-BACKED SECURITIES — 22.82%[3]
Aames Mortgage Trust 2002-1 A3, 6.90%, 06/25/32	$70,842	$74,570
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	100,000	103,191
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	58,859	60,838
A7, 5.22%, 07/15/33	144,494	145,065
ABFS Mortgage Loan Trust 2002-3 A, 4.26%, 09/15/33	692,757	693,183
ABFS Mortgage Loan Trust 2002-4 A, 4.43%, 12/15/33	419,567	417,902
Ameriquest Mortgage Securities, Inc. 2003-10 AF3, 3.23%, 12/25/33	477,354	476,102
Amortizing Residential Collateral Trust 2002-BC4 M2, 4.46%, 07/25/32[7]	3,950,000	4,003,648
ARG Funding Corp. 2003-1A A1, 3.71%, 03/20/074,[7]	1,410,000	1,411,144
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	2,500,000	2,590,075
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	1,327,000	27,785
Centex Home Equity 2001-B A6, 6.36%, 07/25/32	2,994,935	3,046,306
Centex Home Equity 2002-C M2, 4.46%, 09/25/32[7]	2,250,000	2,263,043
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-1 2M2, 4.24%, 12/25/30[7]	495,830	496,520
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 4.71%, 11/25/31[7]	779,104	784,902
CIT Group Home Equity Loan Trust 1998-1 A7, 6.30%, 01/15/13	116,324	116,531
CIT Group Home Equity Loan Trust 2002-1 MV2, 4.56%, 08/25/30[7]	1,200,000	1,209,270
Conseco Finance 2000-C B2, 5.27%, 07/15/29[7]	68,200	64,749
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	523,689	529,171
IIB1, 10.30%, 03/15/32	1,100,000	1,154,783
IM2, 8.02%, 03/15/32	312,438	327,078
Conseco Finance 2001-C A4, 6.19%, 03/15/30	125,788	128,015
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	397,377	400,065
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	318,322	322,181
Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	65,282	65,325
Conseco Finance Securitizations Corp. 2001-4 A2, 5.15%, 09/01/33	249,112	249,636
Contimortgage Home Equity Loan Trust 1999-3 A6, 7.68%, 12/25/29	29,413	29,855
Countrywide Asset-Backed Certificates 2003-BC1 M1, 4.23%, 12/25/32[7]	2,250,000	2,251,766
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 5.01%, 03/25/32[7]	1,316,019	1,317,866
CS First Boston Mortgage Securities Corp. 2001-MH29 A, 5.60%, 09/25/31	367,269	364,925
Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	539,556	550,850
EQCC Home Equity Loan Trust 1998-1 A5F, 6.85%, 01/15/28	101,339	101,427
EQCC Home Equity Loan Trust 1999-1 A4F, 6.13%, 07/20/28	62,504	62,852
EQCC Home Equity Loan Trust 1999-2 A4F, 6.75%, 08/25/27	1,710,964	1,727,380
Equity One ABS, Inc. 2003-4 AF3, 3.53%, 11/25/33	500,000	498,245
Fannie Mae Whole Loan 2003-W14 1A6, 5.82%, 09/25/43	1,000,000	1,021,435
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	59,933	59,765
GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	23,592	23,553
GMAC Mortgage Corporation Loan Trust 1999-2 A4, 8.02%, 11/25/29	37,510	37,444
GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	29,961	29,908
GMAC Mortgage Corporation Loan Trust 2003-GH1 A5, 5.60%, 07/25/34	125,000	126,722
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	24,057	25,274
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	65,560	69,928
Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	132,747	134,608
Green Tree Financial Corp. 1999-1 A4, 5.76%, 11/01/18	164,225	165,003
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	409,363	415,644
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	793,169	794,530
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	209,309	207,850
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	105,034	105,100
Green Tree Home Improvement Loan Trust 1999-B M2, 10.54%, 07/15/26	124,919	125,676
Greenpoint Manufactured Housing 1999-3 1A4, 6.53%, 12/15/19	17,970	18,097
IMPAC Secured Assets Corp. 2001-2 A4, 7.87%, 04/25/32[7]	1,614	1,611
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M2, 4.56%, 05/25/33[7]	2,275,000	2,296,612
IndyMac Manufactured Housing Contract 1998-2 A4, 6.64%, 12/25/27	649,304	649,502
Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	111,471	112,546
Irwin Home Equity 2001-2 M2, 4.56%, 07/25/26[7]	13,396	13,426
Irwin Home Equity 2003-A M2, 5.46%, 10/25/27[7]	2,705,000	2,768,816
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	106,144	107,843
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	132,071	134,015
Mid-State Trust 6 A4, 7.79%, 07/01/35	80,280	85,637

Morgan Stanley Dean Witter Capital I Inc. 2002-HE1 M2, 4.61%, 07/25/32[7]	1,600,000	1,629,141
Morgan Stanley Dean Witter Capital I Inc. 2002-HE2 M2, 4.56%, 08/25/32[7]	1,650,000	1,661,662
New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	240,815	241,879
Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	13,863	14,174
Oakwood Mortgage Investors, Inc. 1998-B
A3, 6.20%, 01/15/15	19,672	20,149
A4, 6.35%, 03/15/17	984,868	1,013,152
Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	148,355	149,601
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	117,714	21,613
Option One Mortgage Loan Trust 1999-2 A5, 7.26%, 05/25/29[7]	163,638	163,344
Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4]	2,000,000	2,000,000
Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	105,096	105,222
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	890,961	894,179
Residential Asset Mortgage Products, Inc. 2002-RS6 AI4, 4.66%, 02/25/31	338,436	338,275
Residential Asset Mortgage Products, Inc. 2002-RZ3
A4, 4.73%, 12/25/31	25,985	25,941
A5, 5.59%, 08/25/32	700,000	707,379
Residential Asset Mortgage Products, Inc. 2003-RS1 AI4, 4.50%, 03/25/31	479,290	478,892
Residential Asset Securities Corp. 1999-KS2 AI9, 7.15%, 07/25/30	141,725	142,314
Residential Asset Securities Corp. 2002-KS1 AI4, 5.86%, 11/25/29	260,968	261,531
Residential Asset Securities Corp. 2002-KS8 A4, 4.58%, 11/25/30	1,486,161	1,488,662
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7, 8.10%, 09/25/29	780,929	783,608
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7, 8.29%, 02/25/25	85,239	86,111
Saxon Asset Securities Trust 1999-3 AF6, 7.53%, 06/25/14	3,056	3,052
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	107,250	7,145
Terwin Mortgage Trust 2003-5SL
AX (IO), 10.00%, 10/25/34[6]	282,414	19,006
M2, 5.36%, 10/25/34[7]	1,100,000	1,115,812
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	824,167	98,136
Terwin Mortgage Trust 2004-10SL AX (IO), 6.00%, 09/25/34[4,6]	18,700,000	1,399,003
Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	4,125,001	393,042
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	5,308,333	504,000
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	1,243	1,303
Vanderbilt Acquisition Loan Trust 2002-1 A2, 4.77%, 10/07/18	240,005	240,626
Vanderbilt Mortgage Finance 1999-B 1A4, 6.55%, 04/07/18	32,892	33,279
Vanderbilt Mortgage Finance 1999-D IA3, 7.06%, 10/07/17	26,557	26,901
Vanderbilt Mortgage Finance 2002-C A2, 4.23%, 02/07/15	1,566,413	1,562,442

Total Asset-Backed Securities (Cost $55,452,469)		55,227,365

CORPORATES — 11.36%[2]
Automotive — 2.09%
DaimlerChrysler NA Holding Corp., 3.61%, 03/07/07[7]	1,140,000	1,136,927
Ford Motor Credit Co.,
7.60%, 08/01/05	175,000	175,395
4.31%, 09/28/07[7] (MTN)	1,600,000	1,547,131
General Motors Acceptance Corp.,
6.75%, 01/15/06	460,000	463,689
4.60%, 09/23/08[7] (MTN)	1,868,000	1,728,470

		5,051,612

Communications — 0.62%
Continental Cablevision Inc., 9.50%, 08/01/13	1,000,000	1,051,546
Sprint Capital Corp., 4.78%, 08/17/06	450,000	453,407

		1,504,953

Electric — 2.87%
CenterPoint Energy Resources Corp., 8.13%, 07/15/05	1,215,000	1,216,278
CenterPoint Energy Term Loan, 12.75%, 11/11/05[7,10]	1,000,000	1,039,167
Entergy Gulf States, Inc., 3.73%, 12/01/09[7]	550,000	551,827
NRG Energy Inc., Term Loan, 4.52%, 12/24/11[7,10]	997,188	1,006,848
Pinnacle West Energy Corp., 4.00%, 04/01/07[4,7]	1,200,000	1,200,793
Power Contract Financing LLC, 5.20%, 02/01/06[4]	656,179	660,693
Texas Genco First Lien Term Loan B, 4.45%, 12/08/11[7,10]	995,731	1,011,186
Virginia Electric & Power Co., 8.25%, 03/01/25	250,000	259,326

		6,946,118

Energy — 0.93%
Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07[7,10]	1,000,000	1,007,625
Tesoro Petroleum Corp., 9.63%, 11/01/08	1,154,000	1,231,895

		2,239,520

Entertainment — 0.89%
News America, Inc., 3.26%[5], 02/28/21[8]	3,703,000	2,156,998

Foreign Agencies — 0.12%
Pemex Finance Ltd., 8.02%, 05/15/07	286,667	297,126

Homebuilding — 1.08%
Ryland Group, Inc., 9.75%, 09/01/10	1,250,000	1,344,249
Schuler Homes, Inc., 9.38%, 07/15/09	1,200,000	1,258,302

		2,602,551

Lodging — 0.41%
La Quinta Inns, Inc., 7.40%, 09/15/05	1,000,000	1,006,250

Securities Brokerage — 0.89%
Credit Suisse First Boston London, 9.65%, 03/24/10[4,7]	2,286,000	2,151,880

Technology — 0.33%
Ingram Micro Inc., 9.88%, 08/15/08	750,000	793,125

Transportation — 1.13%
Air 2 US A, 8.03%, 10/01/20[4]	672,233	601,739
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	893,165	790,451
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	537,553	496,180
Delta Air Lines Inc. 2003-1 G, 3.91%, 07/25/09[7]	849,042	850,710

		2,739,080

Total Corporates (Cost $27,848,931)		27,489,213

MORTGAGE-BACKED — 46.92%[3]
Commercial Mortgage-Backed — 0.02%
Structured Asset Securities Corp. 1995-C4 G, 8.95%, 06/25/26[7]	53,390	52,409

Non-Agency Mortgage-Backed — 22.91%
ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	85,205	85,208
Banc of America Funding Corp. 2003-2 1A1, 6.50%, 06/25/32	196,959	201,760
Bank of America Mortgage Securities 2002-9 3A1, 6.00%, 10/25/17	36,825	36,748
Bank of America Mortgage Securities 2003-A 2A2, 4.57%, 02/25/33	68,752	69,049
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1, 6.50%, 08/25/33[4]	2,366,187	2,414,396
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	2,583,557	2,642,495
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1, 5.50%, 12/25/18	1,362,675	1,389,077
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.14%, 02/25/34[7]	976,390	985,247
Countrywide Alternative Loan Trust 2004-J6 2A1, 6.50%, 11/25/31	2,021,820	2,067,944
CS First Boston Mortgage Securities Corp. 2002-29 2A3, 7.00%, 10/25/32	635,200	641,199
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2, 5.36%, 11/25/32[7]	200,000	198,220
CS First Boston Mortgage Securities Corp. 2004-1 2A1, 6.50%, 02/25/34	2,821,777	2,881,502
Countrywide Alternative Loan Trust 2005-27 2A1, 2.42%, 08/25/35[7]	3,485,000	3,518,979
DSLA Mortgage Loan Trust 2004-AR1 A2A, 3.67%, 09/19/44[7]	1,775,164	1,772,419
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1, 4.85%, 11/19/32[7]	312,702	312,957
First Horizon Mortgage Pass-Through Trust 2002-AR2 2A1, 5.28%, 12/27/32[7]	407,965	410,653
First Horizon Mortgage Pass-Through Trust 2003-AR2 1A1, 4.39%, 07/25/33[7]	801,076	796,694
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.07%, 03/19/35[6,7]	12,718,765	419,325
IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.62%, 12/25/34[6,7]	8,900,972	322,660
IndyMac INDX Mortgage Loan Trust 2004-AR6 6A1, 5.53%, 10/25/34[7]	1,504,528	1,535,831
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 3.71%, 11/25/34[7]	1,044,448	1,045,101
Mastr Adjustable Rate Mortgages Trust 2004-1 2A1, 3.49%, 01/25/34[7]	990,592	989,543
Mastr Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 12/21/34[7]	1,771,380	1,766,889
Mastr Adjustable Rate Mortgages Trust 2004-5 3A1, 4.50%, 06/25/34[7]	1,163,021	1,170,354
Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	1,427,018	1,424,410
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32[7]	1,647,568	1,690,446
Mastr Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	2,258,324	2,323,515
Mastr Seasoned Securities Trust 2005-1 4A1, 5.92%, 10/25/32[7]	1,999,471	2,030,557
Mellon Residential Funding Corp. 1998-TBC1 A3, 4.47%, 10/25/28[7]	694,502	704,785
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	265,047	266,854
Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	2,301,228	2,367,970
Residential Asset Mortgage Products, Inc. 2004-SL1
A2, 8.50%, 11/25/31	805,683	865,050
A7, 7.00%, 11/25/31	192,242	198,346
A8, 6.50%, 11/25/31	1,214,862	1,251,434

Residential Asset Securitization Trust 2004-IP2 2A1, 5.26%, 12/25/34[7]	2,578,858	2,612,366
Residential Funding Mortgage Securities I, Inc. 2002-S19 A2, 6.00%, 12/25/32	6,663	6,652
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	61,938	62,499
Structured Asset Securities Corp. 2002-8A 6A, 6.63%, 05/25/32[7]	10,958	11,059
Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	19,307,683	366,846
Washington Mutual 2002-AR10 A6, 4.82%, 10/25/32	334,358	336,817
Washington Mutual 2002-AR17 2A, 3.65%, 11/25/42[7]	2,041,571	2,053,565
Washington Mutual 2002-AR18 A, 4.14%, 01/25/33[7]	1,689,194	1,690,167
Washington Mutual 2002-AR6 A, 3.90%, 06/25/42[7]	677,748	684,957
Washington Mutual 2003-AR6 A1, 4.36%, 06/25/33[7]	1,902,838	1,902,743
Washington Mutual 2005-AR1 A2A2, 3.38%, 01/25/45[7]	2,019,609	2,020,518
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A, 5.00%, 02/25/18	874,119	877,671
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	820,184	851,045
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	681,634	703,420
Wells Fargo Mortgage Backed Securities Trust 2002-18 1A8, 6.00%, 12/25/32	462,243	465,724

		55,443,666

U.S. Agency Mortgage-Backed — 23.99%
Fannie Mae 1988-12 A, 8.25%, 02/25/18[7]	331,749	382,778
Fannie Mae 1992-50 F, 3.84%, 04/25/07[7]	144,961	145,461
Fannie Mae 1992-53 G, 7.00%, 04/25/07	80,888	82,392
Fannie Mae 1993-210 PL, 6.50%, 04/25/23	950,000	969,478
Fannie Mae 1993-80 S, 6.79%, 05/25/23[7]	26,156	26,588
Fannie Mae 1994-55 S, 13.81%, 12/25/23[7]	27,902	30,460
Fannie Mae 1997-23 PB, 6.63%, 01/25/22	165,334	170,171
Fannie Mae 1999-19 TD, 6.50%, 04/25/13	56,377	56,489
Fannie Mae 1999-41 PD, 6.50%, 08/25/13	20,006	20,043
Fannie Mae 2000-27 AN, 6.00%, 08/25/30	40,019	40,855
Fannie Mae 2001-31 SA, 10.89%, 11/25/17[7]	2,113,008	2,194,773
Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	15,864	17,281
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	413,666	418,555
Fannie Mae 2001-68 PV, 6.00%, 11/25/18	250,000	257,262
Fannie Mae 2002-97 PD, 5.00%, 03/25/22	633,568	633,358
Fannie Mae 2003-124
IO (IO), 5.25%, 03/25/31	1,698,359	118,006
TS, 9.80%, 01/25/34[7]	356,378	391,333
Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	312,439	8,825
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	854,685	101,445
Fannie Mae 2003-6 UH (IO), 5.50%, 07/25/22	740,617	113,443
Fannie Mae 2003-7 PA, 4.50%, 03/25/20	1,815,619	1,814,543
Fannie Mae 2003-85 IE (IO), 5.50%, 06/25/29	294,690	29,640
Fannie Mae 2004-96 MT, 7.00%, 12/25/34[7]	613,376	604,444
Fannie Mae 2005-47 SL, 7.50%, 06/25/35[7]	1,201,332	1,209,404
Fannie Mae Pool 254190, 5.50%, 02/01/09	1,092,514	1,108,445
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	466,282	77,564
Fannie Mae Pool 545350, 6.50%, 11/01/16	2,590,665	2,698,727
Fannie Mae Pool 111643, 4.35%, 09/01/20[7]	37,474	37,377
Fannie Mae Pool 190656, 6.50%, 02/01/14	690,601	720,334
Fannie Mae Pool 303683, 6.50%, 08/01/25	28,935	30,127
Fannie Mae Pool 523829, 8.00%, 11/01/19	854,607	919,771
Fannie Mae Pool 555098, 5.14%, 11/01/32[7]	615,702	624,969
Fannie Mae Pool 555177, 4.88%, 01/01/33[7]	673,792	679,184
Fannie Mae Pool 555207, 7.00%, 11/01/17	189,034	195,129
Fannie Mae Pool 567002, 8.00%, 05/01/23	329,499	354,261
Fannie Mae Pool 582521, 7.00%, 05/01/31	101,772	107,379
Fannie Mae Pool 630599, 7.00%, 05/01/32	604,270	637,601
Fannie Mae Pool 646884, 5.55%, 05/01/32[7]	49,190	49,668
Fannie Mae Pool 647903, 4.33%, 04/01/27[7]	452,865	460,802
Fannie Mae Pool 648860, 6.50%, 05/01/17	2,012,021	2,096,063
Fannie Mae Pool 655127, 7.00%, 07/01/32	209,605	221,120
Fannie Mae Pool 655133, 7.00%, 08/01/32	204,848	216,124
Fannie Mae Pool 655151, 7.00%, 08/01/32	311,842	328,803
Fannie Mae Pool 655928, 7.00%, 08/01/32	79,822	84,225
Fannie Mae Pool 735207, 7.00%, 04/01/34	2,128,417	2,243,517
Fannie Mae Pool 735575, 5.50%, 12/01/18	2,548,938	2,614,652
Fannie Mae Pool 762525, 6.50%, 11/01/33	282,721	292,864
Fannie Mae Pool 735686, 6.50%, 12/01/22	2,660,000	2,781,405
Freddie Mac 1214 KA, 4.08%, 02/15/22[7]	38,301	38,569

Freddie Mac 1526 L, 6.50%, 06/15/23	80,413	83,212
Freddie Mac 1610 PM, 6.25%, 04/15/22	98,219	98,898
Freddie Mac 1625 FC, 3.42%, 12/15/08[7]	52,153	51,672
Freddie Mac 1662 L, 3.45%, 01/15/19[7]	19,443	19,297
Freddie Mac 1695 EA, 7.00%, 12/15/23	35,051	35,511
Freddie Mac 1702 TJ, 7.00%, 04/15/13	327,339	342,746
Freddie Mac 2043 CJ, 6.50%, 04/15/28	173,058	181,297
Freddie Mac 2161 PG, 6.00%, 04/15/28	49,971	50,652
Freddie Mac 2419 VG, 6.50%, 12/15/12	97,181	97,941
Freddie Mac 2451 SP, 9.86%, 05/15/09[7]	17,453	18,624
Freddie Mac 2469 AK, 6.00%, 04/15/30	2,395,000	2,436,162
Freddie Mac 2500 PE, 6.00%, 06/15/31	1,206,403	1,227,919
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	1,139,081	151,230
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	139,395	10,298
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,103,665	149,060
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,000,000	214,174
Freddie Mac 2588 IG (IO), 5.50%, 03/15/32	1,493,942	165,309
Freddie Mac 2594 VK, 5.00%, 02/15/23	1,251,827	1,260,560
Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	125,585	15,740
Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	515,000	75,539
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	121,094	20,847
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	741,256	105,478
Freddie Mac 2809 HX (IO), 6.00%, 10/15/24	1,325,286	101,284
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	928,072	75,038
Freddie Mac 2856 ST, 7.00%, 09/15/23	811,009	821,780
Freddie Mac 2905 JG, 7.00%, 09/15/34	1,417,886	1,464,112
Freddie Mac 2911 Z, 5.00%, 06/15/32	1,670,023	1,654,593
Freddie Mac 2971 AB, 5.00%, 05/15/20	2,123,796	2,109,329
Freddie Mac Gold C90237, 6.50%, 11/01/18	396,316	412,769
Freddie Mac Gold C90474, 7.00%, 08/01/21	619,745	654,165
Freddie Mac Gold D93410, 6.50%, 04/01/19	482,679	502,730
Freddie Mac Gold G10616, 5.50%, 07/01/09	499,050	507,784
Freddie Mac Gold G11454, 5.50%, 07/01/15	1,476,308	1,513,892
Freddie Mac Gold P20295, 7.00%, 10/01/29	312,935	329,532
Freddie Mac Gold P50019, 7.00%, 07/01/24	30,028	31,341
Freddie Mac Pool 390381, 3.65%, 02/01/37[7]	672,939	676,733
Freddie Mac Pool 775554, 3.73%, 10/01/18[7]	14,943	15,087
Freddie Mac Pool 788498, 4.76%, 02/01/30[7]	2,347,436	2,414,720
Freddie Mac Pool 865369, 5.51%, 06/01/22[7]	9,423	9,632
Freddie Mac Pool E90474, 6.00%, 07/01/17	2,439,932	2,523,762
Government National Mortgage Association 2003-18 PI (IO), 5.50%, 10/20/26	231,197	3,559
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	1,076,448	108,558
Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	235,000	25,670
Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	100,000	14,974
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	479,345	24,445
Government National Mortgage Association 2003-95 SB, 9.02%, 09/17/31[7]	575,809	589,454
Government National Mortgage Association 2004-2 FW, 4.51%, 01/16/34[7]	944,441	954,986
Government National Mortgage Association 2004-41 IE (IO), 5.50%, 05/20/30	2,500,000	429,418
Government National Mortgage Association 2004-42 AB, 6.00%, 03/20/32	902,000	917,278
Government National Mortgage Association Pool 80546, 4.00%, 10/20/31[7]	266,181	270,165
Government National Mortgage Association Pool 80614, 3.50%, 07/20/32[7]	417,442	420,263
Government National Mortgage Association Pool 8339, 4.13%, 12/20/23[7]	210,435	213,835
Government National Mortgage Association Pool 8684, 3.75%, 08/20/25[7]	330,212	335,826
Government National Mortgage Association Pool 030092, 5.50%, 10/01/15	399,110	406,744
Government National Mortgage Association Pool 81018, 4.00%, 08/20/34[7]	1,249,823	1,269,817

		58,071,148

Total Mortgage-Backed (Cost $114,071,620)		113,567,223

U.S. AGENCY SECURITIES — 1.48%
U.S. Agency Securities — 1.48%
Fannie Mae, 2.99%, 11/29/06	1,530,000	1,524,951
Freddie Mac, 3.84%, 06/02/09[7]	2,060,000	2,059,920

Total U.S. Agency Securities (Cost $3,591,758)		3,584,871

Total Bonds (Cost $200,964,778)		199,868,672

SHORT TERM INVESTMENTS — 18.04%
Commercial Paper — 9.31%
Alcoa, Inc., 3.26%[5], 07/18/05	2,400,000	2,396,317
Chariot Funding LLC, 3.28%[5], 07/07/05	2,400,000	2,398,688
Ciesco LLC, 3.19%[5], 07/22/05	2,365,000	2,360,613

Citigroup Funding Inc., 3.17%[5], 07/22/05	2,100,000	2,096,129
General Electric Capital Corp., 3.25%[5], 07/25/05	2,400,000	2,394,816
Kitty Hawk Funding Corp., 3.14%[5], 07/12/05	2,355,000	2,352,748
National Rural Utilities, 3.19%[5], 07/20/05	2,365,000	2,361,031
Park Avenue Receivables Corp., 3.09%[5], 07/05/05	2,325,000	2,324,204
Preferred Receivables Funding Corp., 3.08%[5], 07/08/05	1,500,000	1,499,104
Yorktown Capital LLC, 3.20%[5], 07/18/05	2,365,000	2,361,426

		22,545,076

Money Market RIC — 0.72%
Dreyfus Cash Management	747,000	747,000
J.P. Morgan Prime Money Market Fund	997,000	997,000

		1,744,000

U.S. Agency Discount Notes — 8.01%
Fannie Mae,
2.96%[5], 07/13/05	2,000,000	1,998,017
2.97%[5], 07/13/05	3,300,000	3,296,727
2.99%[5], 07/18/05[9]	66,000	65,906
3.03%[5], 08/05/05[9]	33,000	32,902
Federal Home Loan Bank, 3.22%[5], 07/27/05	6,400,000	6,385,163
Freddie Mac,
2.97%[5], 07/01/05	4,500,000	4,500,000
3.22%[5], 07/19/05	700,000	698,876
3.21%[5], 07/26/05	2,413,000	2,407,638
3.21%[5], 08/09/05[9]	6,000	5,979

		19,391,208

Total Short Term Investments (Cost $43,680,339)		43,680,284

Total Investments — 100.62% (Cost $244,645,117)[1]		243,548,956

Liabilities Less Cash and Other Assets — (0.62)%		(1,507,649)

Net Assets — 100.00%		$242,041,307

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
3,703	News America, Inc. Expire July 2005	$59.525	$—	$(963)

	Total Written Call Options		$—	$(963)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation)
33	Euro Dollars Ninety Day, March 2007	(29,838)
33	Euro Dollars Ninety Day, June 2006	(16,225)
33	Euro Dollars Ninety Day, September 2006	(22,413)
33	Euro Dollars Ninety Day, December 2006	(27,225)
15	U.S. Treasury Two Year Note, September 2005	938

	Net unrealized (depreciation)	$(94,763)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
2,201	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$67,617

Notes:

[1]	Cost for Federal income tax purposes is $244,645,117 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$3,579,706
Gross unrealized depreciation	(4,675,867)

Net unrealized (depreciation)	$(1,096,161)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2005 was $13,429,206 representing 5.55% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $2,156,998 for options.
[9]	Securities, or a portion there of, pledged as collateral with a value of $104,787 on 132 short Euro futures contracts and 15 short U.S. Treasury Note futures contracts.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
11/30/04	CenterPoint Energy Term Loan, 12.75%, 11/11/05	$1,031,079	$1,039,167	0.43%
05/17/05	Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07	1,000,000	1,007,625	0.42%
12/20/04	NRG Energy Inc., Term Loan, 4.52%, 12/24/11	997,188	1,006,848	0.42%
12/08/04	Texas Genco First Lien Term Loan B, 4.45%, 12/08/11	995,731	1,011,186	0.42%

		$4,023,998	$4,064,826	1.69%

*	The aggregate value of fair valued securities is $16,033,189 which is 6.65% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to portfolio of investments

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 95.18%
ASSET-BACKED SECURITIES — 19.21%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$2,933,885	$2,945,474
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 4.66%, 06/15/06[6]	948,593	11,668
AMRESCO Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	316,951	313,979
ARG Funding Corp. 2003-1A B, 5.01%, 03/20/07[4,7]	7,000,000	7,008,336
Bayview Financial Acquisition Trust 2005-A A1, 3.82%, 02/28/40[4,7]	3,000,000	2,991,900
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2, 8.28%, 08/25/30	5,995,000	6,393,085
Castle Trust 2003-1AW A1, 3.97%, 05/15/27[4,7]	4,741,157	4,743,456
Conseco Finance 2001-A IM2, 8.02%, 03/15/32	1,874,628	1,962,467
Conseco Finance 2001-D A5, 6.19%, 11/15/32	1,500,000	1,542,182
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	912,389	923,448
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	20,125,000	805,000
Credit-Based Asset Servicing And Securitization LLC 2004-CB4 A2, 4.10%, 05/25/35	6,000,000	5,984,626
Credit-Based Asset Servicing And Securitization LLC 2004-CB7 AV2A, 3.49%, 10/25/34[7]	5,209,151	5,213,344
Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	2,450,503	2,472,754
Equity One ABS, Inc. 2004-3 AF1, 3.47%, 07/25/34[7]	4,254,109	4,257,604
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	17,980	17,930
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	163,709	153,493
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	1,419,336	1,491,153
Green Tree Financial Corp. 1995-10
A6, 7.05%, 01/15/27	2,023,258	2,079,449
B1, 7.05%, 01/15/27	3,526,781	3,024,855
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	2,800,906	2,802,657
Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	1,225,012	1,227,255
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,356,772	1,359,069
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 3.42%, 04/15/30[7]	2,969,914	2,961,896
Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	3,479,074	3,512,629
Lehman ABS Manufactured Housing Contract 2001-B
AIO2 (IO), 1.10%, 10/15/05[6]	275,500,000	1,200,078
AIOC (IO), 0.21%, 05/15/41[6,7]	475,213,160	7,362,478
Mastr Asset Backed Securities Trust 2004-WMC3 A3, 3.46%, 10/25/34[7]	3,913,987	3,917,189
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	2,377,283	2,412,274
Metris Master Trust 2000-3 A, 3.52%, 09/21/09[7]	8,970,000	8,979,632
New Century Home Equity Loan Trust 2004-4 A3, 3.45%, 02/25/35[7]	7,002,310	7,007,252
North Street Referenced Linked Notes 2000-1A C, 4.94%, 04/28/11[4,6,7]	3,500,000	1,397,900
Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	132,097	133,206
Oakwood Mortgage Investors, Inc. 2002-B
A1, 3.45%, 05/15/13[7]	894,111	795,265
A2, 5.19%, 09/15/19	579,454	503,581
AIO (IO), 6.00%, 05/15/10[6]	16,694,079	3,065,166
Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4,6]	8,806,150	272,991
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	1,080,921	1,084,825
Residential Asset Mortgage Products, Inc. 2004-RS11 A1, 3.45%, 02/25/26[7]	4,251,383	4,254,974
Structured Asset Investment Loan Trust 2004-1 A2, 3.51%, 02/25/34[7]	2,704,490	2,707,060
Structured Asset Receivables Trust 2003-1, 3.65%, 01/21/10[4,7]	5,427,982	5,401,385
Structured Asset Receivables Trust 2003-2, 3.55%, 01/21/09[4,7]	2,256,590	2,241,809
Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	1,646,989	1,676,841
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	4,674,800	311,459
Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	8,556,552	575,856
Terwin Mortgage Trust 2004-1HE A1, 3.82%, 02/25/34[4,7]	1,435,993	1,438,238
Terwin Mortgage Trust 2004-7HE A1, 3.86%, 07/25/34[4,7]	1,685,951	1,686,971
Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 07/25/35[4]	10,545,000	10,484,039

Total Asset-Backed Securities (Cost $145,099,406)		135,110,178

CORPORATES — 29.99%[2]
Automotive — 5.79%
DaimlerChrysler NA Holding Corp., 3.61%, 03/07/07[7]	8,000,000	7,978,432
Ford Motor Credit Co.,
6.50%, 01/25/07	1,000,000	1,007,546
4.39%, 03/21/07[7]	7,213,000	7,064,217
6.63%, 06/16/08	6,420,000	6,344,867
4.71%, 01/15/10[7]	3,200,000	2,936,291

General Motors Acceptance Corp.,
6.75%, 01/15/06	2,600,000	2,620,849
4.38%, 12/10/07 (MTN)	4,560,000	4,274,749
5.53%, 12/01/14[7]	8,848,000	7,553,316
General Motors Corp., 7.20%, 01/15/11	1,018,000	946,740

		40,727,007

Banking — 1.16%
Bankamerica Institutional A, 8.07%, 12/31/26[4]	2,250,000	2,439,747
Deutsche Bank Luxembourg SA, 6.83%, 12/28/07[4]	4,128,000	4,345,360
J.P. Morgan Chase & Co. (MTN), 8.55%, 07/23/13[7]	1,500,000	1,337,369

		8,122,476

Communications — 3.56%
CSC Holdings Inc., 7.25%, 07/15/08	2,805,000	2,826,038
New England Telephone & Telegraph Co., 7.65%, 06/15/07	4,964,000	5,235,347
Qwest Capital Funding Inc.,
6.25%, 07/15/05	3,125,000	3,125,000
7.75%, 08/15/06	7,250,000	7,449,375
SBC Communications Inc., 4.39%, 06/05/21[4]	3,400,000	3,409,088
Sprint Capital Corp., 4.78%, 08/17/06	3,000,000	3,022,710

		25,067,558

Electric — 3.63%
American Electric Power Co., Inc., 4.71%, 08/16/07	6,270,000	6,322,655
Georgia Power Capital Trust VI, 4.88%, 11/01/42[7]	7,360,000	7,415,016
Pinnacle West Energy Corp., 3.63%, 04/01/07[4,7]	6,400,000	6,404,230
Power Contract Financing LLC, 5.20%, 02/01/06[4]	2,549,214	2,566,752
Power Receivables Finance LLC, 6.29%, 01/01/12	2,729,053	2,839,048

		25,547,701

Entertainment — 0.84%
News America, Inc., 3.26%[5], 02/28/21[8]	10,097,000	5,881,503

Finance — 1.76%
MBNA Corp., 3.64%, 05/05/08[7]	5,770,000	5,808,561
Meridian Funding Co. LLC, 3.32%, 10/06/08[4,7]	6,547,865	6,553,424

		12,361,985

Foreign Agencies — 0.80%
Pemex Finance Ltd.,
9.69%, 08/15/09	1,700,000	1,870,043
8.88%, 11/15/10	3,334,000	3,773,405

		5,643,448

Insurance — 0.67%
Farmers Insurance Exchange Capital, 6.00%, 08/01/14[4]	1,900,000	1,983,311
Odyssey Re Holdings Corp., 7.65%, 11/01/13	2,500,000	2,703,015

		4,686,326

Natural Gas — 1.08%
Sempra Energy,
4.62%, 05/17/07	5,000,000	5,025,845
3.75%, 05/21/08[7]	2,575,000	2,581,466

		7,607,311

Real Estate Investment Trust (REIT) — 4.23%
CPG Partners LP, 8.25%, 02/01/11	3,330,000	3,883,063
Duke Realty LP, 3.70%, 12/22/06[7]	2,917,000	2,920,110
EOP Operating LP, 3.70%, 10/01/10[7]	3,204,000	3,224,326
Highwoods Properties Inc., 7.00%, 12/01/06	7,345,000	7,567,032
JDN Realty Corp., 6.95%, 08/01/07	5,000,000	5,216,415
Simon Property Group LP,
7.38%, 01/20/06	1,025,000	1,042,684
4.60%, 06/15/10	735,000	733,258
Westfield Capital Corp., 3.51%, 11/02/07[4,7]	5,175,000	5,185,981

		29,772,869

Secured Assets — 0.80%
Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	6,000,000	5,613,750

Securities Brokerage — 0.91%
Credit Suisse First Boston London, 9.65%, 03/24/10[4,7]	6,764,000	6,367,156

Technology — 0.26%
Deluxe Corp., 3.50%, 10/01/07	1,900,000	1,857,945

Transportation — 4.50%
Air 2 US A, 8.03%, 10/01/20[4]	8,326,953	7,453,747
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	1,296,000	1,369,672
Continental Airlines Inc. 2001-1 A1, 6.70%, 12/15/22	1,430,057	1,397,038
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,369,955	3,353,339
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	4,045,472	4,052,376
Continental Airlines, Inc. 2002-1 G2, 6.56%, 08/15/13	2,105,000	2,238,502
Delta Air Lines, Inc. 2001-1
A1, 6.62%, 09/18/12	435,750	416,757
A2, 7.11%, 03/18/13	1,430,000	1,353,872
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,098,280	2,004,314
United Air Lines, Inc. 1997-1 1A, 2.63%, 12/02/14	8,329,391	8,017,039

		31,656,656

Total Corporates (Cost $213,229,084)		210,913,691

MORTGAGE-BACKED SECURITIES — 30.54%[3]
Commercial Mortgage-Backed — 0.70%
Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	3,000,000	3,184,218
Structured Asset Securities Corp. 1995-C4 G, 8.95%, 06/25/26[7]	1,726,100	1,694,373

		4,878,591

Non-Agency Mortgage-Backed — 19.36%
Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10[4,6]	3,842,471	1,332,569
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	4,031,439	1,398,103
Blackrock Capital Finance LP 1997-R2 AP, 7.31%, 12/25/35[4,7]	42,750	45,276
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	145,781	149,106
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.14%, 02/25/34[7]	488,195	492,624
Commercial Mortgage Asset Trust 1999-C1 A1, 6.25%, 01/17/32	4,682,819	4,707,940
Countrywide Alternative Loan Trust 2005-16 A1, 4.15%, 06/25/35[7]	9,251,883	9,402,226
Countrywide Alternative Loan Trust 2005-27 2A1, 2.42%, 08/25/35[7]	4,910,000	4,957,872
CS First Boston Mortgage Securities Corp 2004-C5 A2, 4.18%, 11/15/37	5,800,000	5,770,519
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 2.02%, 05/25/24[6,7]	1,326,393	3,125
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.14%, 01/25/26[4,6,7]	1,417,433	1,800
DLJ Mortgage Acceptance Corp. 1997-CF1 A1B, 7.60%, 05/15/30[4]	1,332,279	1,394,260
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.07%, 03/19/356,[7]	35,251,040	1,162,192
IndyMac INDX Mortgage Loan Trust 2004-AR12 A1, 3.70%, 12/25/34[7]	7,756,007	7,767,246
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 3.71%, 11/25/34[7]	7,302,055	7,306,619
IndyMac Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.62%, 12/25/34[6,7]	25,105,685	910,081
Mastr Adjustable Rate Mortgages Trust 2004-1 2A1, 3.49%, 01/25/34[7]	3,901,283	3,897,150
Mastr Adjustable Rate Mortgages Trust 2004-5 3A1, 4.50%, 06/25/34	6,147,399	6,186,158
Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	8,172,058	8,157,124
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32[7]	6,590,271	6,761,785
Mastr Seasoned Securities Trust 2005-1 4A1, 5.92%, 10/25/32[7]	8,612,766	8,746,668
Prudential Home Mortgage Securities 1995-A 2B, 8.73%, 03/28/25	41,045	41,045
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	4,313,719	4,450,687
Residential Asset Mortgage Products, Inc., 6.50%, 07/25/32	9,579,086	9,888,649
Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	111,484	113,978
SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	14,176	14,151
Washington Mutual 2002-AR17 2A, 3.65%, 11/25/42[7]	7,757,970	7,803,549
Washington Mutual 2002-AR18 A, 4.14%, 01/25/33[7]	3,991,696	3,993,994
Washington Mutual 2004-AR10 A2A, 3.38%, 07/25/44[7]	7,216,966	7,208,796
Washington Mutual 2004-AR12 A4A, 3.38%, 10/25/44[7]	7,409,399	7,402,325
Washington Mutual 2005-AR2 2A21, 3.46%, 01/25/45[7]	7,793,468	7,807,402
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	6,859,730	6,898,316

		136,173,335

U.S. Agency Mortgage-Backed — 10.48%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08[7]	104,745	118,868
Fannie Mae 1997-44 SB (IO), 4.38%, 06/25/08[7]	1,321,905	58,293
Fannie Mae 1997-76 FS, 3.70%, 09/17/27[7]	172,595	173,931
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	901,255	911,907
Fannie Mae 2003-90 UD (IO), 5.50%, 10/25/26	6,731,818	848,824
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	1,452,907	241,685
Fannie Mae Pool 555177, 4.87%, 01/01/33[7]	287,485	289,785
Fannie Mae Pool 567002, 8.00%, 05/01/23	345,191	371,132
Fannie Mae Pool 735575, 5.50%, 12/01/18	9,784,791	10,037,052
Fannie Mae Pool 735686, 6.50%, 12/01/22	9,620,000	10,059,066
Fannie Mae TBA, 5.00%, 07/15/20	5,952,000	6,018,960

Freddie Mac 1164 O (IO), 8.98%, 11/15/06[7]	30,501	626
Freddie Mac 2174 PN, 6.00%, 07/15/29	10,097,456	10,413,200
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	2,128,383	287,457
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	7,398,898	783,917
Freddie Mac 2625 (IO), 5.00%, 12/15/31	7,869,989	986,388
Freddie Mac 2962 CJ, 5.50%, 11/15/23	8,986,796	9,183,100
Freddie Mac Gold A24156, 6.50%, 10/01/31	4,498,804	4,668,431
Freddie Mac Gold C46104, 6.50%, 09/01/29	117,946	122,591
Freddie Mac Gold E96701, 5.00%, 05/01/18	345,112	349,371
Freddie Mac Gold G11707, 6.00%, 03/01/20	8,400,194	8,691,579
Freddie Mac Gold P50019, 7.00%, 07/01/24	247,658	258,493
Freddie Mac Pool 390381, 3.77%, 02/01/37[7]	288,402	290,028
Freddie Mac Pool 786781, 4.99%, 08/01/29[7]	508,320	524,142
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	4,463,320	450,120
Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	6,047,273	660,563
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	3,977,496	202,840
Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	5,229	5,753
Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	16,957	18,660
Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	8,730	9,509
Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	51,327	55,877
Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	105,188	110,066
Government National Mortgage Association Pool 80589, 4.63%, 03/20/32[7]	612,901	625,539
Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[7]	5,831,886	5,892,041

		73,719,794

Total Mortgage-Backed (Cost $220,628,038)		214,771,720

U.S. AGENCY SECURITIES — 5.15%
U.S. Agency Securities — 5.15%
Fannie Mae,
2.63%, 01/19/07[6]	3,412,000	3,352,863
3.25%, 01/15/08	6,518,000	6,432,177
5.00%, 04/06/10	4,982,000	5,026,429
Freddie Mac,
3.00%, 09/29/06	6,965,000	6,884,965
2.88%, 12/15/06[6]	14,710,000	14,524,375

		36,220,809

Total U.S. Agency Securities (Cost $36,159,388)		36,220,809

U.S. TREASURY SECURITIES — 10.29%
U.S. Treasury Notes — 10.29%
U.S. Treasury Notes,
3.00%, 12/31/06	65,068,000	64,491,042
3.00%, 11/15/07	7,996,000	7,882,313

		72,373,355

Total U.S. Treasury Securities (Cost $72,457,817)		72,373,355

Total Bonds (Cost $687,573,733)		669,389,753

	Shares
PREFERRED STOCK — 0.43%
Finance — 0.43%
Woodbourne Pass-Through Trust, 4.27%, 12/31/49[4]	30	3,003,750

Total Preferred Stock (Cost $3,000,000)		3,003,750

	Principal Amount
SHORT TERM INVESTMENTS — 6.25%
Commercial Paper — 4.47%
DaimlerChrysler NA Holding Corp., 3.11%[5], 07/07/05	$7,345,000	7,340,924
General Electric Capital Corp.,
3.11%[5], 07/15/05	6,950,000	6,941,621
3.27%[5], 07/28/05	9,645,000	9,621,418
National Rural Utilities, 3.29%[5], 07/27/05	6,000,000	5,985,787
Preferred Receivables Funding Corp., 3.15%[5], 07/18/05	1,547,000	1,544,706

		31,434,456

Money Market RIC — 0.96%
J.P. Morgan Prime Money Market Fund	6,768,000	6,768,000

U.S. Agency Discount Notes — 0.82%
Freddie Mac, 3.21%[5], 07/26/05	5,770,000	5,757,178

Total Short Term Investments (Cost $43,959,940)		43,959,634

Total Investments — 101.86% (Cost $734,533,673)[1]		716,353,137

Liabilities Less Cash and Other Assets — (1.86)%	(13,060,996)

Net Assets — 100.00%	$703,292,141

WRITTEN CALL OPTIONS :

Contracts (000’s)		Exercise Price	Proceeds	Market Value
10,097	News America, Inc. Expire July 2005	$59.525	$—	$(2,625)

	Total Written Call Options		$—	$(2,625)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation )
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.01% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(8,790)
478	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 6.81% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(21,220)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.46% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(6,998)
478	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.26% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(6,215)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 4.65% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(7,969)
478	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 5.46% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(7,969)
796	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 4.81% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(13,283)
796	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.46% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(13,283)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.01% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(7,353)
478	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.41% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(16,685)
478	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 5.56% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(6,159)
478	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 5.71% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(4,553)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.26% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(7,558)

796	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 5.56% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(6,234)
478	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.01% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(26,316)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.16% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(7,260)

	Net unrealized (depreciation)	$(167,845)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
6,000	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$184,371

Notes:

[1]	Cost for Federal income tax purposes is $734,533,673 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$26,716,201
Gross unrealized depreciation	(44,896,737)

Net unrealized (depreciation)	$(18,180,536)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2005 was $270,047,656 representing 20.36% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $5,881,503 for options.
*	The aggregate value of fair valued securities is $78,766,514, which is 11.46% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(EMTN): Euro medium term note

(IO): Interest only

(MTN): Medium term note

(TBA): To be announced

See accompanying notes to portfolio of investments

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 94.00%
ASSET-BACKED SECURITIES — 16.28%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$190,703	$191,456
Bayview Financial Acquisition Trust 2005-B 1A1, 4.44%, 04/28/39	263,456	263,456
Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	153,746	155,089
Centex Home Equity 2002-D AIO (IO), 4.44%, 11/25/05[6,7]	511,791	5,394
Centex Home Equity 2005-A AF1, 3.70%, 06/25/22	484,311	482,355
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	300,000	310,668
Conseco Finance 2001-D A5, 6.19%, 11/15/32	500,000	514,061
Conseco Finance 2002-A A5, 7.05%, 04/15/32	426,847	446,009
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	383,917	385,990
Credit-Based Asset Servicing And Securitization LLC 2004-CB8 AF1, 3.63%, 12/25/35	478,174	474,141
GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	105,419	105,233
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	800,000	126,106
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	322	323
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	123,741	126,253
JP Morgan RV Marine Trust 2004-A A1, 3.12%, 04/15/11[4]	462,295	457,528
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	198,135	201,307
Metris Master Trust 2000-3 A, 3.52%, 09/21/09[7]	300,000	300,322
Metris Master Trust 2001-2 A, 3.58%, 11/20/09[7]	100,000	100,165
Mid-State Trust 2004-1 B, 8.90%, 08/15/37	405,066	439,549
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	212,066	218,362
Oakwood Mortgage Investors, Inc. 2001-D
A2, 5.26%, 01/15/19	298,109	230,142
A3, 5.90%, 09/15/22	355,187	285,917
Oakwood Mortgage Investors, Inc. 2002-B A1, 3.45%, 05/15/13[7]	99,346	88,363
Residential Asset Mortgage Products, Inc. 2004-RS12 AI2, 3.77%, 02/25/27	675,000	668,739
Structured Asset Receivables Trust 2003-1, 3.65%, 01/21/10[4,7]	484,641	482,266
Terwin Mortgage Trust 2004-1HE A1, 3.82%, 02/25/34[4,7]	113,867	114,045
Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 07/25/35[4]	755,000	750,635
UCFC Home Equity Loan 1998-D
BF1, 8.97%, 04/15/30	3,657	3,832
MF1, 6.91%, 04/15/30	494,826	503,645

Total Asset-Backed Securities (Cost $8,689,827)		8,431,351

CORPORATE BONDS — 25.94%[2]
Automotive — 4.11%
Ford Motor Co., 7.45%, 07/16/31	279,000	233,509
Ford Motor Credit Co.,
6.63%, 06/16/08	100,000	98,830
7.25%, 10/25/11	416,000	400,799
7.38%, 02/01/11	300,000	292,558
General Motors Acceptance Corp., 6.88%, 09/15/11	474,000	438,079
General Motors Corp.,
7.20%, 01/15/11	100,000	93,000
8.25%, 07/15/23	612,000	509,490
8.38%, 07/15/33	76,000	63,840

		2,130,105

Banking — 1.39%
Danske Bank A/S, 5.91%, 12/29/49[4,7]	120,000	129,396
Greenpoint Capital Trust I, 9.10%, 06/01/27	227,000	251,735
National Capital Trust II, 5.49%, 12/29/49[4,7]	327,000	337,353

		718,484

Communications — 2.05%
CSC Holdings Inc., 7.25%, 07/15/08	125,000	125,937
Qwest Corp.,
5.63%, 11/15/08	489,000	482,887
7.88%, 09/01/11[4]	175,000	183,313
Sprint Capital Corp., 4.78%, 08/17/06	270,000	272,044

		1,064,181

Electric — 2.41%
Pinnacle West Energy Corp., 4.00%, 04/01/07[4,7]	500,000	500,330
Power Contract Financing LLC, 5.20%, 02/01/06[4]	164,047	165,176
Power Receivables Finance LLC, 6.29%, 01/01/12[4]	562,406	585,074

		1,250,580

Entertainment — 0.85%
News America, Inc., 3.26%[5], 02/28/21[8]	756,000	440,370

Finance — 1.31%
Goldman Sachs Group, Inc., 5.00%, 10/01/14	250,000	253,158
Pemex Finance Ltd., 8.88%, 11/15/10	375,000	424,423

		677,581

Health Care — 0.77%
HCA, Inc., 5.25%, 11/06/08	400,000	400,510

Insurance — 3.55%
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	375,000	358,125
Farmers Exchange Capital,
7.05%, 07/15/28[4]	410,000	444,682
7.20%, 07/15/48[4]	115,000	125,418
Nationwide Mutual Insurance, Co., 6.60%, 04/15/34[4]	440,000	460,695
Odyssey Re Holdings Corp., 7.65%, 11/01/13	200,000	216,241
Stingray Pass-Through Trust, 5.90%, 01/12/15[4]	225,000	232,157

		1,837,318

Natural Gas — 1.50%
El Paso Corp., 7.00%, 05/15/11	300,000	300,750
Sempra Energy, 3.75%, 05/21/08[7]	475,000	476,193

		776,943

Real Estate Investment Trust (REIT) — 3.51%
Colonial Realty LP, 4.75%, 02/01/10	586,000	581,989
CPG Partners LP, 8.25%, 02/01/11	330,000	384,808
EOP Operating LP, 4.10%, 10/01/10[7]	450,000	452,855
Health Care Property Investors, Inc., 7.07%, 06/08/15	160,000	182,061
Prime Property Funding, 5.60%, 06/15/11[4]	206,000	215,225

		1,816,938

Securities Brokerage — 0.81%
Credit Suisse First Boston London, 9.65%, 03/24/10[4,7]	448,000	421,716

Transportation — 3.68%
Air 2 US A, 8.03%, 10/01/19[4]	628,538	562,626
American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	110,000	113,685
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	20,000	21,137
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	15,216	14,419
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	77,408	68,506
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	162,473	149,968
Continental Airlines, Inc. 2000-1 A1, 8.05%, 05/01/22	248,402	249,894
Continental Airlines, Inc. 2000-2 A1, 7.71%, 10/02/22	80,140	80,264
Delta Air Lines, Inc. 2000-1 A1, 7.38%, 11/18/11	125,302	120,024
Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	10,000	9,468
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	154,654	147,728
Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	83,939	84,760
United Air Lines, Inc. 1997-1 1A, 2.63%, 12/02/14[7]	242,941	233,830
United Air Lines, Inc. 2000-2
A1, 7.03%, 04/01/12	31,202	29,720
A2, 7.19%, 10/01/12	19,546	18,716

		1,904,745

Total Corporates (Cost $13,395,224)		13,439,471

MORTGAGE-BACKED — 27.76%[3]
Non-Agency Mortgage-Backed — 13.39%
ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	45,109	45,110
Banc of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	378,359	380,605
Countrywide Alternative Loan Trust 2005-27 2A1, 2.42%, 08/25/35[7]	745,000	752,264
First Horizon Mortgage Pass-Through Trust 2002-7 2A2, 5.25%, 12/25/17	566,347	567,388
First Union Commercial Mortgage Trust 1999-C1 A2, 6.07%, 10/15/35	625,000	658,965

Harborview Mortgage Loan Trust 2005-1 X (IO), 1.07%, 03/19/35[6,7]	2,503,060	82,523
IndyMac INDX Mortgage Loan Trust 2004-AR6 6A1, 5.53%, 10/25/34[7]	502,035	512,481
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 3.71%, 11/25/34[7]	558,553	558,902
IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2, 0.62%, 12/25/34[6,7]	1,789,534	64,871
Mastr Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	512,360	527,150
Residential Asset Mortgage Products, Inc. 2003-SL1 A41, 8.00%, 04/25/31	285,919	297,964
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	316,496	326,545
Residential Asset Securitization Trust 2004-IP2 2A1, 5.26%, 12/25/34[7]	507,957	514,557
Washington Mutual 2002-AR18 A, 4.14%, 01/25/33[7]	227,651	227,782
Washington Mutual 2004-AR10 A2A, 3.38%, 07/25/44[7]	564,085	563,446
Washington Mutual 2004-AR12 A4A, 3.38%, 10/25/44[7]	559,114	558,580
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	287,564	296,756

		6,935,889

U.S. Agency Mortgage-Backed — 14.37%
Fannie Mae 1993-80 S, 6.79%, 05/25/23[7]	81,739	83,087
Fannie Mae 1993-225 SG, 13.37%, 12/25/13[7]	332,395	374,966
Fannie Mae 1994-55 S, 13.81%, 12/25/23[7]	111,607	121,841
Fannie Mae 2002-85 MI (IO), 5.50%, 01/25/22	39,197	254
Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	294,061	8,306
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	475,753	45,342
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	281,571	46,838
Fannie Mae Pool 253974, 7.00%, 08/01/31	151,512	159,610
Fannie Mae Pool 527247, 7.00%, 09/01/26	438	464
Fannie Mae Pool 545646, 7.00%, 09/01/26	278	295
Fannie Mae Pool 549740, 6.50%, 10/01/27	193,262	201,220
Fannie Mae Pool 735575, 5.50%, 12/01/18	689,828	707,612
Fannie Mae Pool 764388, 4.98%, 03/01/34[7]	681,301	675,550
Fannie Mae TBA,
5.00%, 07/15/20	447,000	452,029
5.00%, 07/15/35	984,000	984,307
6.50%, 07/15/35	188,000	194,580
Fannie Mae Mega, 6.50%, 04/01/22	730,000	763,318
Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	17,489
Freddie Mac 2174 PN, 6.00%, 07/15/29	736,744	759,781
Freddie Mac 2451 SP, 9.86%, 05/15/09[7]	125,661	134,091
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	496,649	67,077
Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	188,449	6,047
Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	372,269	39,733
Freddie Mac Gold A33262, 5.50%, 02/01/35	379,803	385,466
Freddie Mac Gold G01673, 5.50%, 04/01/34	134,936	136,951
Freddie Mac Gold P50019, 7.00%, 07/01/24	50,332	52,534
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	504,093	50,837
Government National Mortgage Association 2004-8 SE, 7.67%, 11/26/23[7]	450,000	460,634
Government National Mortgage Association 2004-34 IA, 5.50%, 12/20/31	440,000	50,003
Government National Mortgage Association Pool 80968, 4.00%, 07/20/34	456,409	461,116

		7,441,378

Total Mortgage-Backed (Cost $14,454,756)		14,377,267

U.S. TREASURY SECURITIES — 24.02%
U.S. Inflation Index Notes — 3.63%
U.S. Treasury Notes,
2.00%, 07/15/14	875,000	930,896
1.63%, 01/15/15	933,000	947,487

		1,878,383

U.S. Treasury Bonds — 8.41%
U.S. Treasury Bonds, 4.25%, 11/15/14	4,254,000	4,355,203

U.S. Treasury Notes — 11.98%
U.S. Treasury Notes,
3.00%, 12/31/06	2,034,000	2,015,965
3.00%, 11/15/07	2,748,000	2,708,929
3.50%, 11/15/09	1,493,000	1,480,345

		6,205,239

Total U.S. Treasury Securities (Cost $12,409,172)		12,438,825

Total Bonds (Cost $48,948,979)		48,686,914

SHORT TERM INVESTMENTS — 10.31%
Commercial Paper — 5.79%
Credit Suisse First Boston NY, 3.08%[5], 07/05/05	500,000	499,829
DaimlerChrysler NA Holding Corp., 3.21%[5], 07/20/05	530,000	529,061
Kitty Hawk Funding Corp., 3.11%[5], 07/19/05	475,000	474,264
National Rural Utilities, 3.30%[5], 08/03/05	500,000	498,492
Park Avenue Receivables Corp., 3.06%[5], 07/05/05	500,000	499,831
Preferred Receivables Funding Corp., 3.08%[5], 07/08/05	500,000	499,701

		3,001,178

Money Market RIC — 2.18%
J.P. Morgan Institutional Prime Money Market	1,132,000	1,132,000

U.S. Agency Discount Notes — 2.34%
Freddie Mac,
2.97%[5], 07/05/05	210,000	209,932
2.98%[5], 07/05/05	500,000	499,835
2.99%[5], 07/06/05	500,000	499,796

		1,209,563

Total Short Term Investments (Cost $5,342,788)		5,342,741

Total Investments — 104.31% (Cost $54,291,767)[1]		54,029,655

Liabilities Less Cash and Other Assets — (4.31)%		(2,233,581)

Net Assets — 100.00%		$51,796,074

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
756	News America, Inc. Expire July 2005	$59.525	$—	$(197)

	Total Written Call Options		$—	$(197)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
449	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$13,805

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation )
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.01% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(643)
35	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 6.81% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(1,554)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.46% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(513)
35	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.26% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(455)

35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 5.11% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(584)
35	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 5.51% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(584)
58	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 4.81% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(973)
58	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.46% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(973)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.01% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(539)
35	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.41% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(1,222)
35	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 5.56% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(451)
35	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 5.71% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(334)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.26% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(554)
35	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 5.56% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(457)
58	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.01% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(1,928)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.16% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(532)

	Net unrealized (depreciation)	$(12,296)

Notes:

[1]	Cost for Federal income tax purposes is $54,291,767 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$857,220
Gross unrealized depreciation	(1,119,332)

Net unrealized (depreciation)	$(262,112)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2005 was $7,281,672 representing 14.09% of total net assets.
[5]	Represents annualized yield at date of purchase.

[6]	Illiquid security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $440,370 for options.
*	The aggregate value of fair valued securities is $2,562,625, which is 4.97% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

(TBA): To be announced

See accompanying notes to portfolio of investments

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 95.97%
ASSET-BACKED SECURITIES — 19.05%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$9,891,000	$10,206,663
AMRESCO Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	422,601	418,639
Bayview Financial Acquisition Trust 2005-B 1A1, 4.44%, 04/28/39	7,376,775	7,376,775
Centex Home Equity 2002-D AIO (IO), 4.47%, 11/25/05[6]	12,444,359	131,164
Centex Home Equity 2005-A AF1, 3.70%, 06/25/22	2,306,241	2,296,927
Centex Home Equity 2005-B AF1, 3.66%, 03/25/35	4,634,956	4,626,329
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	1,591,081	1,607,737
IM2, 8.02%, 03/15/32	2,499,503	2,616,623
Conseco Finance 2001-C
A4, 6.19%, 03/15/30	2,358,530	2,400,274
A5, 6.79%, 08/15/33	7,848,000	8,165,435
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	1,496,008	1,506,127
Conseco Finance Securitizations Corp. 2000-4 A5, 7.97%, 05/01/32	6,500,000	5,396,370
Countrywide Asset-Backed Certificates 2004-12 2AV1, 3.46%, 07/25/23[7]	9,928,490	9,936,129
Credit-Based Asset Servicing and Securitization LLC 2004-CB4, 4.10%, 05/25/35	3,325,000	3,316,480
DaimlerChrysler Auto Trust 2005-A A2, 3.17%, 09/08/07	13,000,000	12,966,957
Duke Funding I, Ltd. 1A B1, 8.27%, 11/10/35[4]	17,000,000	17,201,875
Embarcadero Aircraft Securitization Trust 2000-A A1, 3.70%, 08/15/25[4,7]	1,700,000	1,055,655
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	376,531	353,034
FMAC Loan Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	7,530,424	4,464,721
FMAC Loan Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	15,971,690	10,896,208
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	4,544,253	4,359,577
GMAC Mortgage Corporation Loan Trust 2003-HE2 A2, 3.14%, 06/25/25	913,935	909,465
Green Tree Financial Corp. 1995-10 B1, 7.05%, 01/15/27	806,780	691,960
Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	907,416	909,078
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,762,108	1,765,091
Greenpoint Mortgage Trust 2005-HE2 A1, 3.42%, 04/15/30[7]	5,896,717	5,880,796
Home Equity Mortgage Trust 2004-3 A1, 3.57%, 10/25/34[7]	6,069,325	6,077,685
IMPAC Secured Assets Corp. 2001-2 A4, 7.87%, 04/25/32	504	503
Keystone Owner Trust 1998-P2 A5, 7.90%, 01/25/29[4]	3,729,585	3,822,113
Mastr Asset Backed Securities Trust 2004-WMC3 A3, 3.46%, 10/25/34[7]	9,634,430	9,642,312
Metris Master Trust 2000-3 A, 3.52%, 09/21/09[7]	15,135,000	15,151,252
Nissan Auto Receivables Owner Trust 2005-A A2, 3.22%, 07/16/07	3,270,000	3,260,422
North Street Referenced Linked Notes 2000-1A
C, 4.94%, 04/28/11[4,6,7]	5,500,000	2,196,700
D1, 5.79%, 04/28/11[4,6,7]	9,000,000	2,574,000
Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	7,500,000	520,313
Oakwood Mortgage Investors, Inc. 2001-D
A3, 5.90%, 09/15/22	515,020	414,580
A4, 6.93%, 09/15/31	2,174,801	1,765,315
Oakwood Mortgage Investors, Inc. 2002-B A2, 5.19%, 09/15/19	1,694,931	1,473,000
Pamco CLO 1998-1A B2, 4.56%, 05/01/10[4,7]	5,250,000	4,891,950
Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	380,667	383,816
Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	2,500,000	1,275,775
Prudential Structured Finance CBO 2000-1 EQ, 22.88%[5], 10/15/35	2,903,461	1,298,390
Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	122,204	122,351
Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	1,265,705	1,283,042
Residential Asset Mortgage Products, Inc. 2002-RZ1 A5, 6.60%, 03/25/32	2,658,572	2,692,263
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A 5.98%, 12/25/33	300,000	310,012
Residential Asset Mortgage Products, Inc. 2004-RS11 A1, 3.45%, 02/25/26[7]	8,871,219	8,878,713
Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	2,469,113	2,477,584
Residential Funding Mortgage Securities I 2000-HI1 A17, 8.29%, 02/25/25	1,420,643	1,435,177
Signature 1 CBO, 0.00%, 10/15/09	2,000,000	1,920,600
Signature 5 Ltd. 5A B2, 8.41%, 10/27/12[4]	3,000,000	2,772,657
Structured Asset Receivables Trust 2003-1, 2.64%, 01/21/10[4,7]	13,307,279	13,242,073
Structured Asset Receivables Trust 2003-2, 3.40%, 01/21/09[4,7]	6,026,900	5,987,424
Terwin Mortgage Trust 2004-1HE A1, 3.82%, 02/25/34[4,7]	3,162,981	3,167,924
Terwin Mortgage Trust 2004-7HE A1, 3.86%, 07/25/34[4,7]	3,949,943	3,952,331
Terwin Mortgage Trust 2004-9HE A2, 3.47%, 09/25/34[4,7]	7,481,141	7,481,141
Terwin Mortgage Trust 2005-7SL A1, 3.64%, 06/25/35[7]	4,875,000	4,863,788
Van Kampen CLO II Ltd. 2A A2, 3.06%, 07/15/08[4,6,7]	11,394,503	10,335,167
Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,280,000	5,627,070

Total Asset-Backed Securities (Cost $268,946,147)		252,753,532

CORPORATES — 29.90%[2]
Automotive — 4.92%
Ford Motor Co.,
7.45%, 07/16/31	21,202,000	17,745,056
9.98%, 02/15/47	7,289,000	7,081,409
7.70%, 05/15/97	150,000	118,743
Ford Motor Credit Co.,
7.38%, 02/01/11	298,000	290,608
7.25%, 10/25/11	5,568,000	5,364,540
General Motors Acceptance Corp.,
6.75%, 01/15/06	2,858,000	2,880,918
6.88%, 09/15/11	296,000	273,568
General Motors Corp.,
8.25%, 07/15/23	29,719,000	24,741,068
8.38%, 07/15/33	4,544,000	3,816,960
2.92%[5], 03/15/36	10,430,000	2,972,550

		65,285,420

Banking — 1.05%
Banc One Corp., 9.88%, 03/01/19	200,000	266,254
Bankamerica Institutional A, 8.07%, 12/31/26[4]	350,000	379,516
BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	500,000	537,345
Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,631,138
First Chicago NBD Institution Capital A, 7.95%, 12/01/26[4]	5,229,000	5,651,817
J.P. Morgan Chase & Co., 8.55%, 07/23/13[7]	2,500,000	2,228,948
National Capital Trust II, 5.49%, 12/29/49[4,7]	2,425,000	2,501,778
NationsBank Capital Trust III, 3.69%, 01/15/27[7]	260,000	245,622
Wachovia Bank NA, 7.70%, 08/10/10[7]	500,000	501,142

		13,943,560

Communications — 2.33%
Charter Communications Co. Term Loan A, 5.75%, 04/27/10[10]	5,000,000	4,941,825
Qwest Capital Funding, Inc., 7.75%, 8/15/06	24,670,000	25,348,425
Sprint Capital Corp., 4.78%, 08/17/06	325,000	327,460
Verizon North Inc., 5.63%, 01/01/21[4]	250,000	252,743

		30,870,453

Electric — 3.23%
Calpine CCFC I Term Loan, 7.50%, 08/26/09[10]	7,688,049	8,011,585
Calpine Generating Co., 9.09%, 04/01/10[7]	15,800,000	15,563,000
CenterPoint Energy Term Loan, 12.75%, 11/11/05[10]	10,500,000	10,911,254
East Coast Power LLC, 7.07%, 03/31/12	1,304,424	1,337,294
GWF Energy LLC, 6.13%, 12/30/11[4]	5,684,450	5,626,707
Indianapolis Power & Light Co., 8.00%, 10/15/06	964,000	1,006,628
Potomac Electric Power Co., 5.88%, 10/15/08	125,000	130,584
Public Service Electric & Gas Co., 6.75%, 03/01/26	250,000	254,758

		42,841,810

Energy — 0.38%
Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07[10]	5,000,000	5,038,125

Entertainment — 1.24%
News America Inc. 3.26%[5], 02/28/21[9]	28,256,000	16,459,120

Finance — 1.00%
Credit Suisse First Boston London, 9.65%, 03/24/10[4,7]	14,058,000	13,233,217

Insurance — 4.32%
Arch Capital Group Ltd., 7.35%, 05/01/34	3,779,000	4,278,690
Corp-Backed Trust Certificates (IO), 1.25%, 10/15/29[6]	60,000,000	7,826,880
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	7,165,000	6,842,575
Farmers Insurance Exchange Capital,
7.05%, 07/15/28[4]	3,926,000	4,258,100
7.20%, 07/15/48[4]	1,392,000	1,518,108
Farmers Insurance Exchange, 8.63%, 05/01/24[4]	7,388,000	9,194,891
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	13,706,000	14,350,634
Odyssey Re Holdings Corp., 7.65%, 11/01/13	4,200,000	4,541,065
TIG Holdings, Inc., 8.60%, 01/15/27[4]	5,440,000	4,433,600

		57,244,543

Real Estate Investment Trust (REIT) — 0.95%
Equity One, Inc., 3.88%, 04/15/19	270,000	261,673
Highwoods Realty LP, 7.50%, 04/15/18	10,934,000	12,270,364
Prime Property Funding, 5.60%, 06/15/11[4]	118,000	123,284

		12,655,321

Secured Assets — 1.66%
Ingress I Ltd.
B-A, 7.38%, 03/30/40[4]	16,595,000	15,526,697
C-A, 8.01%, 03/30/40[4]	12,671,190	6,473,711

		22,000,408

Securities Brokerage — 0.19%
Goldman Sachs Group, Inc. 5.125%, 01/15/15	2,425,000	2,474,616

Transportation — 8.63%
Air 2 US,
8.03%, 10/01/20[4]	22,881,472	20,482,006
8.63%, 10/01/20[4,6]	11,736,637	7,268,675
American Airlines, Inc. 1994 A4, 9.78%, 11/26/11	5,827,336	4,851,403
American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	7,720,000	7,978,620
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	12,075,000	12,761,409
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	1,483,959	1,406,187
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	1,861,383	1,852,205
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	765,944	706,992
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	473,660	474,468
Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	10,721,825	10,814,029
Continental Airlines, Inc. 2000-1
A2, 7.92%, 11/01/11	2,000,000	2,044,970
A1, 8.05%, 05/01/22	3,146,425	3,165,319
Continental Airlines, Inc. 2000-2 A2, 7.49%, 04/02/12	2,000,000	2,022,696
Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	1,613,149	1,575,903
Delta Air Lines, Inc. 2000-1
A1, 7.38%, 11/18/11	5,251,846	5,030,643
A2, 7.57%, 05/18/12	4,575,000	4,306,867
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	58,518	55,897
Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	58,758	59,332
United Air Lines, Inc. 2.63%, 12/02/14[4,7]	3,331,757	3,206,816
United Air Lines, Inc. 1997-1 1A, 2.63%, 12/02/14[7]	12,841,144	12,359,601
United Air Lines, Inc. 1997-1 1A, 2.63%, 12/02/14[7]	3,227,639	3,106,603
United Air Lines, Inc. 2000-2 A1, 7.03%, 04/01/12	7,800	7,430
United Air Lines, Inc. 2001-1 A1, 6.07%, 09/01/14	9,434,132	8,878,780

		114,416,851

Total Corporates (Cost $411,472,558)		396,463,444

MORTGAGE-BACKED — 21.45%[3]
Commercial Mortgage Backed — 3.48%
Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	22,250,000	23,616,284
GMAC Commercial Mortgage Securities Inc. 1998-C2 X (IO), 0.75%, 05/15/23[6,7]	241,886,099	5,447,831
LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	15,155,000	17,095,061

		46,159,176

Non-Agency Mortgage Backed Securities — 7.39%
ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	80,193	80,196
Banco De Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	4,391,395	1,522,936
Bank of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	272,418	274,036
BHN Mortgage Fund 1997-2
A1, 4.61%, 05/31/17[4,6,7,8]	3,299,173	1,020,434
A2, 7.54%, 05/31/17[4,6,8]	6,002,959	1,856,715
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	2,664,623	924,091
Blackrock Capital Finance LP 1997-R2 AP, 7.31%, 12/25/35[4,7]	10,691	11,323
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2, 4.76%, 03/25/34[4]	19,094,440	19,206,467
Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	3,273,694	3,283,631
Countrywide Alternative Loan Trust 2005-16 1A1, 3.99%, 06/25/35[7]	18,699,573	19,003,441
Countrywide Alternative Loan Trust 2005-27 2A1, 2.41%, 06/25/35	19,720,000	19,912,270
DLJ Mortgage Acceptance Corp. 1992-Q7 A2, 5.60%, 09/25/22[7]	20,999	20,976
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 2.02%, 05/25/24[6,7]	213,477	503
DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.96%, 04/25/24[4,6,7]	695,827	884
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.81%, 06/25/24[4,6]	174,495	222
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.09%, 11/25/25[6,7]	1,211,822	1,539
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.14%, 01/25/26[4,6,7]	1,230,007	1,562
Harborview Mortgage Loan Trust 2005-1 X, 1.07%, 03/19/35[6,7]	76,643,806	2,526,870
IndyMac INDX Mortgage Loan Trust 2004-AR5 2AIB, 3.71%, 08/25/34[7]	347,259	346,059
IndyMac Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.62%, 12/25/34[6,7]	50,002,512	1,812,591
J.P. Morgan Mortgage Trust 2003-A2 2A3, 4.71%, 11/25/33	305,000	302,999
J.P. Morgan Mortgage Trust 2004-A5 4A4, 4.90%, 12/25/34	400,000	401,753

Magnus Funding Ltd.
1A B, 4.52%, 06/15/11[4,6,7]	4,554,295	400,095
1A C, 10.28%, 06/15/11[4,6]	7,655,957	808,660
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32	421,118	432,078
Mastr Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	14,976,669	15,408,998
Morgan Stanley Dean Witter Capital I 2000-LIFE A2, 7.57%, 11/15/36	5,840,000	6,552,228
Ocwen Residential MBS Corp. 1998-R2 AP, 5.70%, 11/25/34[4,7]	117,599	117,552
Residential Accredit Loans, Inc. 1998-QS16 B1, 6.50%, 11/25/13	193,171	192,820
Residential Asset Mortgage Products, Inc. 2004-SL1 A8, 6.50%, 11/25/31	215,976	222,477
Ryland Mortgage Securities Corp. 1994-5 M3, 4.16%, 10/25/23[7]	570,830	518,325
Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	87,803	87,617
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	6,558	6,618
Structured Asset Securities Corp. 2002-8A 6A, 6.63%, 05/25/32[7]	8,003	8,077
Structured Mortgage Asset Residential Trust 1991-7 I (IO), 8.50%, 12/25/22[6]	10,800	2,244
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	305,116	306,832
Wells Fargo Mortgage Backed Securities Trust 2004-G A3, 4.77%, 06/25/34	445,000	447,020

		98,023,139

U.S. Agency Mortgage Backed Securities — 10.58%
Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	13,783	13,921
Fannie Mae 1989-27 Y, 6.90%, 06/25/19	3,616	3,739
Fannie Mae 1989-69 G, 7.60%, 10/25/19	1,978	2,109
Fannie Mae 1992-123 Z, 7.50%, 07/25/22	13,333	14,223
Fannie Mae 1992-83 Z, 7.00%, 06/25/22	98,372	101,256
Fannie Mae 1993-132 D (PO), 6.42%[5], 10/25/22	756,758	671,590
Fannie Mae 1997-34 SA, 14.53%, 10/25/23[7]	66,608	92,635
Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	2,209,480	50,834
Fannie Mae 1993-29 PK 7.00%, 03/25/23	202,000	218,896
Fannie Mae 1994-55 H, 7.00%, 03/25/24	130,000	140,893
Fannie Mae 1997-44 SB (IO),4.49%, 06/25/08[7]	462,667	20,403
Fannie Mae 2003-52 SV, 10.05%, 05/25/31[7]	7,188,235	7,678,023
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	14,279,912	1,360,956
Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	18,295,811	1,466,987
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	3,611,487	600,757
Fannie Mae G92-36 Z, 7.00%, 07/25/22	2,469	2,610
Fannie Mae Pool 233672, 4.56%, 09/01/23[7]	36,558	38,133
Fannie Mae Pool 254232, 6.50%, 03/01/22	158,573	164,854
Fannie Mae Pool 308798, 4.89%, 04/01/25[7]	21,164	21,729
Fannie Mae Pool 312155, 4.30%, 03/01/25[7]	38,873	39,600
Fannie Mae Pool 545191, 7.00%, 09/01/31	123,187	129,762
Fannie Mae Pool 633698, 7.50%, 02/01/31	27,810	29,750
Fannie Mae Pool 655928, 7.00%, 08/01/32	252,070	265,973
Fannie Mae Pool 725257, 5.50%, 02/01/34	20,861,736	21,172,776
Fannie Mae Pool 735575, 5.50%, 12/01/18	19,178,190	19,672,623
Fannie Mae Pool 765387, 6.00%, 08/01/34	312,412	320,499
Fannie Mae TBA,
5.00%, 07/25/20	12,651,000	12,793,324
5.00%, 07/25/35	26,975,000	26,983,416
Freddie Mac 1004 H, 7.95%, 10/15/20	3,134	3,132
Freddie Mac 1073 G, 7.00%, 05/15/21	8,136	8,146
Freddie Mac 1164 O (IO), 8.98%, 11/15/06[7]	30,501	626
Freddie Mac 1311 K, 7.00%, 07/15/22	19,247	19,235
Freddie Mac 1515 SA 8.61%, 05/15/08	53,103	55,728
Freddie Mac 1611 I, 6.00%, 02/15/23	3,211	3,211
Freddie Mac 165 K, 6.50%, 09/15/21	1,880	1,878
Freddie Mac 1980 Z, 7.00%, 07/15/27	1,113,237	1,166,477
Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	754,016
Freddie Mac 2209 TC, 8.00%, 01/15/30	366,157	394,591
Freddie Mac 2312 JA, 6.50%, 02/15/30	65,733	65,837
Freddie Mac 2316 PB, 6.50%, 09/15/30	884,739	888,336
Freddie Mac 2430 GD, 6.50%, 11/15/30	3,314	3,312
Freddie Mac 2543 IE (IO), 5.50%, 08/15/21	1,321,755	17,661
Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	129,965	4,170
Freddie Mac 2588 IQ (IO), 5.50%, 03/15/32	287,584	31,822
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	19,738,351	2,091,288
Freddie Mac 2625 (IO), 5.00%, 12/15/31	21,433,163	2,686,334
Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	15,334,410	1,646,722
Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	265,000	38,869
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	238,152	40,999
Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	230,270	24,577
Freddie Mac Gold A24156, 6.50%, 10/01/31	6,839,204	7,097,075
Freddie Mac Gold C46104, 6.50%, 09/01/29	255,304	265,358
Freddie Mac Gold C55789, 7.50%, 10/01/27	90,319	96,997
Freddie Mac Gold C90573, 6.50%, 08/01/22	1,222,169	1,270,666

Freddie Mac Gold G01601, 4.00%, 09/01/33	273,922	259,918
Freddie Mac Gold G01611, 4.00%, 09/01/33	110,887	105,218
Freddie Mac Gold G01673, 5.50%, 04/01/34	4,937,005	5,010,751
Freddie Mac Gold G11707, 6.00%, 03/01/20	16,072,696	16,630,226
Freddie Mac Gold P50019, 7.00%, 07/01/24	2,084,502	2,175,699
Freddie Mac Pool 390381, 3.65%, 02/01/37[7]	288,402	290,028
Government National Mortgage Association 2000-22 SG (IO), 7.56%, 05/16/30[7]	6,241,265	954,216
Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	528,471	533,945
Government National Mortgage Association 2002-69 SB (IO), 3.39%, 06/20/28[7]	7,836,416	213,867
Government National Mortgage Association 2003-18 PI (IO), 5.50%, 10/20/26	172,168	2,651
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	11,883,887	1,198,473
Government National Mortgage Association Pool 81018, 4.00%, 08/20/34	267,819	272,104

		140,396,430

Total Mortgage-Backed (Cost $285,767,786)		284,578,745

U.S. AGENCY SECURITIES — 3.56%
Foreign Sovereign — 1.11%
Indonesia Aid, 9.30%, 07/01/20	11,353,750	14,666,888

U.S. Agency Securities — 2.45%
Fannie Mae
7.13%, 03/15/07	18,547,000	19,564,396
3.25%, 01/01/08	13,054,000	12,882,118

		32,446,514

Total U.S. Agency Securities (Cost $47,587,759)		47,113,402

U.S. TREASURY SECURITIES — 22.02%
U.S. Inflation Index Notes — 3.46%
U.S. Treasury Notes,
2.00%, 07/15/14	25,434,000	27,058,759
1.63%, 01/15/15	18,606,000	18,894,899

		45,953,658

U.S. Treasury Bonds — 5.50%
U.S. Treasury Bonds, 6.13%, 11/15/27	57,787,000	72,996,770

U.S. Treasury Notes — 13.06%
U.S. Treasury Notes,
3.00%, 12/31/06[9]	9,653,000	9,567,407
3.00%, 11/15/07	156,268,000	154,046,182
4.25% 11/15/14	9,482,000	9,707,577

		173,321,166

Total U.S. Treasury Securities (Cost $286,769,983)		292,271,594

Total Bonds (Cost $1,300,544,233)		1,273,180,717

	Shares
PREFERRED STOCK — 0.38%
Finance — 0.38%
Woodbourne Pass-Through Trust, 4.27%, 12/31/49[4]	50	5,006,250

Total Preferred Stock (Cost $5,000,000)		5,006,250

	Principal Amount
SHORT TERM INVESTMENTS — 8.20%
Commercial Paper — 6.79%
Alcoa, Inc.,
3.11%[5], 07/15/05	$9,000,000	8,989,150
3.16%[5], 07/15/06	4,850,000	4,844,059
Credit Suisse First Boston NY, 3.08%[5], 07/07/05	13,435,000	13,430,417
DaimlerChrysler NA Holding Corp., 3.11%[5], 07/07/05	23,000,000	22,987,235
Kitty Hawk Funding Corp., 3.11%[5], 07/19/05	13,561,000	13,539,980
Park Avenue Receivables Corp., 3.06%[5], 07/05/05	13,235,000	13,230,515
Preferred Receivable Funding Corp., 3.06%[5], 07/05/05	13,000,000	12,995,594

		90,016,950

Money Market RIC — 0.33%
J.P. Morgan Institutional Prime Money Market	4,519,000	4,519,000

U.S. Agency Discount Notes — 1.08%
Fannie Mae,
2.98%[5], 07/13/05	9,900,000	9,890,183
3.05%[5], 07/18/05	4,500,000	4,493,540

		14,383,723

Total Short Term Investments (Cost $108,920,697)		108,919,673

Total Investments — 104.56% (Cost $1,414,464,930)[1]		1,387,106,640

Liabilities Less cash and Other Assets — (4.56)%		60,468,226

Net Assets — 100.00%		1,326,638,414

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
28,256	News America, Inc. Expire July 2005	$59.525	$—	$(7,347)
57	U.S. Treasury Bond, Expire September 2005	117.000	(74,542)	$(144,281)

	Total Written Call Options		$(74,542)	$(151,628)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
16,791	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: MorganStanley Dean Witter & Co. Expire 02/08/06	$515,955

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.01% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(18,500)
1,006	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 6.81% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(44,660)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.46% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(14,730)
1,006	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.26% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(13,080)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 4.65% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(16,772)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 5.46% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(16,772)
1,676	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 4.81% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(27,955)
1,676	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.46% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(27,955)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.01% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(15,476)
1,006	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.41% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(35,116)

1,006	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 5.56% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(12,962)
1,006	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 5.71% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(9,585)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.26% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(15,907)
1,006	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 5.56% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(13,120)
1,676	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.01% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(55,385)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.16% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(15,280)

	Net unrealized (depreciation)	$(353,255)

Notes:

[1]	Cost for Federal income tax purposes is $1,414,464,930 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$57,874,466
Gross unrealized depreciation	(85,232,756)

Net unrealized (depreciation)	$(27,358,290)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities Backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2005 was $270,047,656 representing 20.36% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2005.
[8]	Non-income producing security
[9]	Securities, or a portion there of, pledged as collateral with a value of $16,708,886 for options.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/07/03	Calpine CCFC I Term Loan, 7.50%, 08/26/09	$7,917,921	$8,011,585	0.61%
05/09/03	CenterPoint Energy Term Loan, 12.75%, 11/11/05	10,706,157	10,911,254	0.82%
02/25/05	Charter Communications Co. Term Loan A, 5.75%, 04/27/10	5,002,933	4,941,825	0.37%
05/17/05	KERR McGee Corp. Bank Loan, 5.52%, 05/19/07	5,000,000	5,038,125	0.38%

		$28,627,011	$28,902,789	2.18%

*	The aggregate value of fair valued securities is $193,189,404, which is 14.63%% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

(TBA): To be announced

See accompanying notes to portfolio of investments

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 98.40%
ASSET-BACKED SECURITIES — 1.06%[3]
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	$494,963	$505,011

Total Asset-Backed Securities (Cost $491,255)		505,011

CORPORATES — 94.73%[2]
Automotive — 5.05%
Cooper-Standard Automotive, Inc.,
7.00%, 12/15/12	175,000	159,250
8.38%, 12/15/14	210,000	166,950
General Motors Acceptance Corp., 5.53%, 12/01/14[6]	510,000	435,374
General Motors Corp., 8.38%, 07/15/33	760,000	638,400
Navistar International Corp., 7.50%, 06/15/11	750,000	768,750
Tenneco Automotive Inc., 8.63%, 11/15/14	225,000	227,250

		2,395,974

Banking — 1.24%
Aon Corp., 8.21%, 01/01/27[5]	500,000	587,342

Basic Industry — 13.52%
Arch Western Finance, 6.75%, 07/01/13	500,000	518,750
Borden US Finance Corp./Nova Scotia Finance ULC, 7.89%, 07/15/10[4,6]	627,000	628,567
Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	750,000	831,562
Freeport - McMoRan Copper & Gold, Inc., 10.13%, 02/01/10	500,000	558,750
Huntsman Advanced Materials LLC, 11.00%, 07/15/10	500,000	567,500
Huntsman LLC, 10.64%, 07/15/11[6]	500,000	535,000
Murray Bank Loan, 10.48%, 01/31/11[9]	997,500	1,032,413
Nalco Co., 8.88%, 11/15/13	650,000	700,375
NewPage Corp., 9.42%, 05/01/12[4,6]	350,000	352,625
Novelis, Inc., 7.25%, 02/15/15[4]	150,000	151,313
Oregon Steel Mills, Inc., 10.00%, 07/15/09	500,000	541,250

		6,418,105

Capital Goods — 11.12%
Ainsworth Lumber Co. Ltd., 7.24%, 10/01/10[6]	450,000	451,125
BE Aerospace, Inc., 8.50%, 10/01/10	250,000	277,500
Blount Inc., 8.88%, 08/01/12	250,000	268,750
Columbus McKinnon Corporation, 10.00%, 08/01/10	500,000	545,000
Crown Euro Holdings SA, 10.88%, 03/01/13	500,000	590,000
Euramax International Inc. Bank Loan, 10.49%, 06/29/13[9]	500,000	507,735
Graham Packaging Co. Inc., 9.88%, 10/15/14[4]	625,000	629,687
L-3 Communications Corp.,
6.13%, 07/15/13	250,000	252,500
5.88%, 01/15/15	500,000	487,500
Mueller Group Inc., 7.96%, 11/01/11[6]	560,000	576,800
United Rentals North America Inc., 7.75%, 11/15/13	700,000	691,250

		5,277,847

Communications — 14.80%
Adelphia Communications Corp.,
19.09%[7], 01/15/08	500,000	307,500
10.25%, 06/15/11	225,000	203,062
Cablevision Systems Corp., 7.89%, 04/01/09[6]	215,000	216,613
CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	1,000,000	990,000

Centennial Communications Corp., 8.13%, 02/01/14	500,000	535,000
Citizens Communications Co., 7.63%, 08/15/08	250,000	265,625
Dex Media East LLC/Dex Media East Financial Corp., 9.88%, 11/15/09	250,000	276,875
Level 3 Financing Inc. Bank Loan, 9.92%, 12/01/11[9]	1,000,000	1,044,063
MCI Inc.,
5.91%, 05/01/07	250,000	254,062
8.74%, 05/01/14	500,000	561,875
PanAmSat Corp., 9.00%, 08/15/14	162,000	177,593
PanAmSat Holding Corp., 4.15%[7], 11/01/14	200,000	138,500
Qwest Capital Funding, Inc., 7.75%, 08/15/06	500,000	513,750
Qwest Communications International Inc., 7.27%, 02/15/09[6]	300,000	296,250
Qwest Corp., 5.63%, 11/15/08	125,000	123,437
RH Donnelly Financial Corp. I, 10.88%, 12/15/12[4]	250,000	291,875
Rogers Wireless Communications Inc., 5.47%, 12/15/10[6]	620,000	649,450
Rural Cellular Corp., 7.91%, 03/15/10[6]	175,000	181,125

		7,026,655

Consumer Products — 0.58%
Jostens Holdings Corp., 3.78%[7], 12/01/13	390,000	276,900

Electric — 10.44%
Aquila Inc., 8.00%, 3/01/2023	250,000	257,500
Calpine CCFC I Term Loan, 9.11%, 08/26/09[9]	659,950	687,723
Calpine Generating Co.,
11.50%, 04/01/11	100,000	90,000
12.39%, 04/01/11	100,000	91,500
Cedar Brakes I LLC, 8.50%, 02/15/14[4]	370,253	422,574
CenterPoint Energy Term Loan, 12.75%, 11/15/05[9]	1,000,000	1,039,167
KGen Partners LLC Term Loan, 6.12%, 08/15/11[9]	997,500	982,538
Midwest Generation LLC, 8.75%, 05/01/34	559,000	628,875
Mission Energy Holding Co., 13.50%, 07/15/08	250,000	298,125
Teco Energy, Inc., 5.37%, 05/01/104,[6]	450,000	457,312

		4,955,314

Energy — 10.28%
Chesapeake Energy Corp.,
7.50%, 06/15/14	150,000	163,500
7.00%, 08/15/14	750,000	798,750
Hilcorp Energy I LP/Hilcorp Finance Co., 10.50%, 09/01/10[4]	1,000,000	1,110,000
Kerr McGee Corp. Bank Loan, 5.50%, 05/19/07[9]	1,000,000	1,007,625
Parker Drilling Co., 8.08%, 09/01/10[6]	350,000	365,750
Pogo Producing Co., 8.25%, 04/15/11	250,000	266,875
Pride International, Inc., 7.38%, 07/15/14	700,000	771,750
Range Resources Corp., 6.38%, 03/15/15	150,000	150,000
Tesoro Corp., 9.63%, 11/01/08	230,000	245,525

		4,879,775

Entertainment — 1.68%
Intrawest Corp., 7.50%, 10/15/13	300,000	309,375
LCE Acquisition Corp., 9.00%, 08/01/14[4]	500,000	486,250

		795,625

Food — 0.77%
Del Monte Corp., 6.75%, 02/15/15[4]	162,500	166,562
RJ Reynolds Tobacco Holdings, 6.50%, 07/15/10[4]	200,000	200,500

		367,062

Gaming — 4.45%
Penn National Gaming, Inc., 6.75%, 03/01/15[4]	250,000	249,375
Pinnacle Entertainment, Inc., 8.25%, 03/15/12	400,000	418,000
Station Casinos, Inc., 6.88%, 03/01/16	500,000	516,250
Wynn Las Vegas LLC/Wynn Las Vegas Corp., 6.63%, 12/01/14	950,000	928,625

		2,112,250

Health Care — 3.81%
Fisher Scientific International Inc., 6.13%, 07/01/15[4]	150,000	150,938
Healthsouth Corp., 7.63%, 06/01/12	675,000	658,125
Warner Chilcott Bank Loan, 5.34%, 01/04/12[9]	997,831	1,001,484

		1,810,547

Insurance — 1.08%
Crum & Forster Holdings Corp., 10.38%, 06/15/13	250,000	272,500
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	250,000	238,750

		511,250

Natural Gas — 2.31%
EL Paso CGP Co., 7.63%, 09/01/08	50,000	51,375
El Paso Corp., 7.65%, 08/16/07[4]	50,000	51,500
El Paso Term Loan, 6.13%, 11/22/09[9]	988,000	996,027

		1,098,902

Retail — 0.53%
Buhrmann US, Inc., 8.25%, 07/01/14	250,000	251,250

Securities Brokerage — 1.16%
Credit Suisse First Boston London, 9.65%, 03/24/10[4,6]	584,000	549,737

Services — 1.50%
Corrections Corp. of America, 6.25%, 03/15/13	200,000	199,500
Service Corp. International, 6.50%, 03/15/08	500,000	513,750

		713,250

Technology — 2.79%
Amkor Technology Inc.Bank Loan, 7.35%, 10/27/10[9]	1,000,000	1,012,500
Xerox Capital Trust I, 8.00%, 02/01/27	300,000	312,000

		1,324,500

Transportation — 7.62%
Air 2 US, 8.03%, 10/01/20[4]	672,233	601,740
Continental Airlines, Inc., 8.00%, 12/15/05	625,000	623,437
Delta Air Lines, Inc. 2000-1 A2, 7.57%, 05/18/12	250,000	235,348
Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	750,000	710,072
Horizon Lines LLC, 9.00%, 11/01/12[4]	250,000	263,125
Northwest Airlines, Corp. Term Loan B, 9.83%, 11/23/10[9]	990,000	968,138
Northwest Airlines, Corp., 7.63%, 11/15/23	125,000	49,531
United Air Lines, Inc., 1997-A, 2.63%, 12/02/14[6]	173,529	167,022

		3,618,413

Total Corporates (Cost $44,493,676)		44,970,698

MORTGAGE-BACKED — 2.61%[3]
Non Agency Mortgage-Backed — 1.34%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4],5	1,294,540	448,946
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.07%, 03/19/35[5]	3,260,130	107,483
IndyMac INDX Mortgage Loan Trust (IO), 0.62%, 12/25/34[5]	2,159,265	78,274

		634,703

U.S. Agency Mortgage-Backed — 1.27%
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	630,719	104,918
Fannie Mae 1993-225 SG, 13.37%, 12/25/13[6]	147,351	166,222
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	1,988,951	210,730
Freddie Mac 2696 NI (IO), 5.50%, 03/15/23	1,990,739	95,968
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	223,982	22,588

		600,426

Total Mortgage-Backed (Cost $1,374,620)		1,235,129

Total Bonds (Cost $46,359,551)		46,710,838

SHORT TERM INVESTMENTS — 1.68%
Money Market RIC — 1.65%
J.P. Morgan Prime Money Market Fund	782,000	782,000

U.S. Agency Discount Notes — 0.03%
Fannie Mae, 3.24%[7], 08/24/05[8]	5,000	4,976
Freddie Mac. 3.21%[7], 08/09/05[8]	11,000	10,962

		15,938

Total Short Term Investments (Cost $797,938)		797,938

Total Investments — 100.08% (Cost $47,157,489)[1]		47,508,776

Cash and Other Assets, Less Liabilities — (0.08)%		(37,397)

Net Assets — 100.00%		$47,471,379

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation)
13	U.S. Treasury 30 Year Bond, September 2005	$(29,546)

	Net unrealized (depreciation)	$(29,546)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck Acceptance Co. Ltd., 7.00% due 02/01/11. Counterparty: Bear Stearns Co. Expire 06/20/10	$2,201
1,000	Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par in the event of default of the AOC Corp., 7.38% due 12/14/12. Counterparty: J.P.Morgan Chase & Co. Expire 06/20/10	$672
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.01% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(756)
41	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 6.81% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(1,826)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.46% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(602)
41	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.26% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(535)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 4.65% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(686)

41	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 5.46% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(686)
69	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 4.81% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(1,143)
69	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.46% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(1,143)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.01% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(633)
41	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.41% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(1,435)
41	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 5.56% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(530)
41	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 5.71% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(392)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.26% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(650)
69	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 5.56% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(536)
41	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.01% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(2,264)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.16% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(625)

	Net unrealized (depreciation)	$(11,569)

Notes:

[1]	Cost for Federal income tax purposes is $47,157,489. and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$1,456,858
Gross unrealized depreciation	(1,105,571)

Net unrealized appreciation	$351,287

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2005 was $7,115,897 representing 14.99% of total net assets.

[5]	Illiquid Security
[6]	Floating rate security. The rate disclosed is that in effect at June 30, 2005.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion there of, pledged as collateral with a value of $15,938 on 13 short U.S. Treasury Bond futures contracts expiring September 2005.
[9]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
02/17/05	Amkor Technology Inc.Bank Loan, 7.35%, 10/27/10	$1,041,147	$1,012,500	2.13%
08/07/03	Calpine CCFC I Term Loan, 8.67%, 08/26/09	695,184	687,723	1.45%
05/12/03	CenterPoint Energy Term Loan, 12.75%, 11/15/05	1,031,080	1,039,167	2.19%
11/19/04	El Paso Term Loan, 5.44%, 11/22/09	988,000	996,027	2.10%
06/28/05	Euramax Bank Loan, 10.49%, 06/29/139	500,000	507,735	1.07%
05/17/05	Kerr McGee Corp. Bank Loan, 5.50%, 05/19/079	1,000,000	1,007,625	2.12%
03/14/05	KGen Partners LLC Term Loan, 5.65%, 08/15/11	997,500	982,538	2.07%
11/17/04	Level 3 Financing Inc. Bank Loan, 9.92%, 12/01/11	1,000,000	1,044,063	2.20%
02/03/05	Murray Bank Loan, 10.64%, 01/31/11	1,045,471	1,032,413	2.17%
11/19/04	Northwest Airlines Corp. Term Loan B, 9.83%, 11/23/10	990,000	968,138	2.04%
01/19/05	Warner Chilcott Bank Loan, 5.34%, 01/04/12	997,831	1,001,484	2.11%

		$10,286,213	$10,279,413	21.65%

*	The aggregate value of fair valued securities is $953,957, which is 2.02% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

See accompanying notes to portfolio of investments

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 83.51%
Asset-Backed Securities — 35.15%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$610,000	$629,468
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	74,213	76,709
A7, 5.22%, 07/15/33	135,692	136,228
ABFS Mortgage Loan Trust 2003-2 AIO (IO), 3.50%, 04/25/06[4]	342,956	7,988
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	500,000	10,469
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 4.71%, 11/25/31[7]	264,911	266,882
CIT Group Home Equity Loan Trust 2002-1 MV2, 4.56%, 08/25/30[7]	1,500,000	1,511,587
Conseco Finance 2001-A IIB1, 10.30%, 03/15/32	530,000	556,395
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	1,357,237	1,364,567
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	385,231	389,900
Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32[6]	1,000,000	30,737
Conseco Finance Securitizations Corp. 2001-3
A2, 5.16%, 05/01/33	46,717	46,748
A3, 5.79%, 05/01/33	654,000	659,868
Conseco Finance Securitizations Corp. 2001-4
A2, 5.15%, 09/01/33	220,568	221,032
AIO (IO), 2.50%, 09/01/33[6]	985,000	34,278
Conseco Finance Securitizations Corp. 2002-1 A, 6.68%, 12/01/33	407,897	423,717
Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33[6]	290,183	74,417
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 5.01%, 03/25/32[7]	1,465,817	1,467,874
Deutsche Financial Capital Securitization 1997-I A3, 6.75%, 09/15/27	217,715	222,273
Finance America Mortgage Loan Trust 2004-1 2A2, 3.80%, 06/25/34[7]	4,000,000	4,002,414
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4, 3.85%, 10/25/34[7]	4,000,000	4,044,398
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	97,045	93,101
GGP Mall Properties Trust 2001-C1A D3, 5.47%, 02/15/14[4,7]	158,866	162,358
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	145,169	154,840
Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	2,700,000	2,653,917
Green Tree Financial Corp. 1998-2 A6, 6.81%, 12/01/27[10]	1,642,675	1,723,884
Green Tree Financial Corp. 1998-4
A5, 6.18%, 04/01/30	3,343,300	3,392,888
A7, 6.87%, 04/01/30	1,407,264	1,472,637
Green Tree Financial Corp. 1998-6
A6, 6.27%, 06/01/30	26,549	26,922
A8, 6.66%, 06/01/30	1,500,000	1,552,032
Green Tree Financial Corp. 1999-1 A5, 6.11%, 09/01/23	95,000	97,394
Green Tree Financial Corp. 1999-5
A4, 7.33%, 03/01/30	98,083	100,325
A5, 7.86%, 03/01/30	202,000	188,795
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	386,912	387,575
Green Tree Home Improvement Loan Trust 1995-D B2, 7.45%, 09/15/25	698,199	699,597
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	110,692	109,921
Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS, 7.65%, 10/15/17	104,249	96,741
Home Equity Asset Trust 2003-6N A, 6.50%, 03/27/34[4]	61,329	61,272
Household Home Equity Loan Trust 2004-1 A, 3.61%, 09/20/33[7]	2,766,168	2,776,935
IndyMac Manufactured Housing Contract 1997-1
A3, 6.61%, 02/25/28	2,763,559	2,690,656
A4, 6.75%, 02/25/28	957,508	967,773
IndyMac Manufactured Housing Contract 1998-1
A4, 6.49%, 09/25/28	451,026	419,173
A5, 6.96%, 09/25/28	1,610,808	1,529,261
IndyMac Manufactured Housing Contract 1998-2
A2, 6.17%, 12/25/11	489,728	487,255
A4, 6.64%, 12/25/27	1,042,493	1,042,811
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C, 3.89%, 08/25/35[7]	4,000,000	4,019,824
Metris Master Trust 2000-3 A, 3.52%, 09/21/09[7]	535,000	535,575
Mid-State Trust 11 B, 8.22%, 07/15/38	28,228	29,423
Mid-State Trust 2004-1 B, 8.90%, 08/15/37	2,377,524	2,579,921
Mid-State Trust 6 A4, 7.79%, 07/01/35	92,955	99,159
Morgan Stanley ABS Capital I 2004-HE5 A4, 3.84%, 06/25/34[7]	3,000,000	3,021,207
New Century Home Equity Loan Trust 2004-4 A3, 3.45%, 02/25/35[7]	2,703,595	2,705,503

New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	120,407	120,939
Oakwood Mortgage Investors Inc. 1998-A A4, 6.20%, 05/15/28	9,902	10,124
Oakwood Mortgage Investors Inc. 1998-B A4, 6.35%, 03/15/17	537,201	552,628
Oakwood Mortgage Investors Inc. 1999-A A2, 5.89%, 04/15/29	645,306	631,371
Oakwood Mortgage Investors Inc. 2000-D A2, 6.74%, 07/15/18	149,371	150,626
Oakwood Mortgage Investors Inc. 2001-D
A2, 5.26%, 01/15/19	298,116	230,147
A3, 5.90%, 09/15/22	17,759	14,296
A4, 6.93%, 09/15/31	899,504	730,139
Oakwood Mortgage Investors Inc. 2002-A AIO (IO), 6.00%, 02/15/10[6]	348,659	64,393
Oakwood Mortgage Investors Inc. 2002-B
A2, 5.19%, 09/15/19	543,247	472,115
AIO (IO), 6.00%, 05/15/10[6]	3,694,137	678,273
Pamco CLO 1998-1A B2, 4.56%, 05/01/10[4,7]	2,500,000	2,329,500
Park Place Securities NIM Trust 2004-WHQ2 A, 4.00%, 02/25/35[4]	2,888,173	2,883,701
Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[7]	2,000,000	2,000,000
Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	66,805	66,885
Specialty Underwriting & Residential Finance 2004-BC4 A2C, 3.80%, 10/25/35[7]	3,000,000	3,023,541
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/234,[6,7]	412,750	27,500
Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	173,621	11,685
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/34[4,6]	2,590,002	308,399
Terwin Mortgage Trust 2004-1HE A1, 3.82%, 02/25/34[4,7]	289,413	289,865
Terwin Mortgage Trust 2004-2Sl AX (IO), 10.25%, 02/25/34[4,6]	2,200,001	209,623
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	13,970,560	1,326,435
Terwin Mortgage Trust 2004-7HE A1, 3.86%, 07/25/34[4,7]	1,445,101	1,445,975
Terwin Trust 2005-P1 A, 0.00%, 11/25/35[6,11]	2,890,182	3,022,147
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	585	613

Total Asset-Backed Securities (Cost $71,671,509)		72,657,544

CORPORATES — 31.95%[2]
Automotive — 4.73%
Delphi Term Loan, 9.91%, 06/14/11	1,000,000	1,026,250
Ford Motor Credit Co., 4.95%, 01/15/08	5,000,000	4,772,370
General Motors Corp.,
8.25%, 07/15/23	4,500,000	3,746,250
7.76%[5], 03/15/36	820,000	233,700

		9,778,570

Banking — 0.41%
Danske Bank A/S, 5.91%, 12/29/49[4,7]	790,000	851,855

Basic Industry — 0.05%
Nalco Co., 8.88%, 11/15/13	100,000	107,750

Communications — 6.60%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.54%, 12/15/10[4,7]	2,000,000	1,955,000
8.75%, 11/15/13[10]	2,300,000	2,277,000
Centennial Communications Corp., 8.13%, 02/01/14	650,000	695,500
Comcast MO of Delaware Inc., 9.50%, 08/01/13	2,000,000	2,103,092
Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11[11]	1,000,000	1,044,063
Qwest Capital Funding, Inc., 7.75%, 08/15/06	1,375,000	1,412,813
Qwest Communications International Inc., 7.27%, 02/15/09[7]	2,000,000	1,975,000
Rogers Wireless Communications Inc., 6.54%, 12/15/10[7,10]	440,000	460,900
Rural Cellular Corp., 7.91%, 03/15/10[7]	750,000	776,250
XM Satellite Radio Inc., 8.71%, 05/01/09[7]	920,000	932,650

		13,632,268

Electric — 2.72%
Calpine Generating Co.,
11.50%, 04/01/11	2,000,000	1,800,000
12.39%, 04/01/11[7]	2,000,000	1,830,000
CenterPoint Energy Term Loan Note, 12.75%, 11/11/05[11]	1,000,000	1,039,167
Power Contract Financing LLC, 5.20%, 02/01/06[4]	952,100	958,650

		5,627,817

Energy — 0.49%
Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07[11]	1,000,000	1,007,625

Finance — 1.89%
360 Furman Associates, 5.69%, 01/09/09[6,11]	1,739,179	1,734,483
Residential Capital Corp., 4.84%, 06/29/07[4,7]	2,175,000	2,177,046

		3,911,529

Insurance — 2.52%
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	1,250,000	1,193,750
Farmers Exchange Capital, 7.05%, 07/15/28[4]	1,000,000	1,084,590
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	1,000,000	1,047,033
Zurich Capital Trust I, 8.38%, 06/01/37[4]	1,700,000	1,880,849

		5,206,222

Real Estate Investment Trust (REIT) — 0.28%
Healthcare Property Investors, Inc., 7.07%, 06/08/15[10]	500,000	568,941

Secured Assets — 0.45%
Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	1,000,000	935,625

Securities Brokerage — 0.83%
Credit Suisse First Boston London, 9.65%, 03/24/10[4,7,10]	1,832,000	1,724,517

Transportation — 10.98%
Air 2 US
A, 8.03%, 10/01/20[4,7]	7,312,553	6,545,722
C, 10.13%, 10/01/20[4,6,7]	1,949,412	200,682
American Airlines, Inc. 1999-1
A1, 6.86%, 10/15/10	46,079	47,202
A2, 7.02%, 04/15/11[10]	10,000	10,335
American Airlines, Inc. 2001-2 A1, 6.98%, 10/01/12	125,767	130,008
Continental Airlines, Inc. 1997-1 A, 7.46%, 04/01/15	1,161,220	1,100,362
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	4,712,932	4,170,945
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,252,744	1,156,325
Delta Air Lines, Inc. 2000-1
A1, 7.38%, 11/18/11	17,087	16,367
A2, 7.11%, 03/18/13	50,000	47,338
A2, 7.57%, 05/18/12	100,000	94,139
Delta Air Lines, Inc. 2001-1 A1, 6.62%, 09/18/12	13,966	13,358
JetBlue Airways Corp. 2004-2 G1, 3.64%, 02/15/18[7]	2,000,000	1,972,450
Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	1,687,182	1,703,669
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,424,307	2,315,741
Northwest Airlines, Corp. Term Loan B, 9.09%, 11/23/10[11]	990,000	968,138
NWA Trust A,
8.26%, 03/10/06	42,640	42,853
9.25%, 06/21/14	142,231	145,075
United Air Lines, Inc. 1997-1 1A, 2.63%, 12/02/14	2,082,348	2,004,260

		22,684,969

Total Corporates (Cost $67,218,986)		66,037,688

MORTGAGE-BACKED — 16.41%[3]
Commercial Mortgage-Backed — 0.93%
Structured Asset Securities Corp. 1995-C4 G, 8.95%, 06/25/26[7]	829,324	814,080
Structured Asset Securities Corp. 1996-CFL H, 7.75%, 02/25/28	1,000,000	1,104,385

		1,918,465

Non-Agency Mortgage-Backed — 3.48%
Banco De Credito y Securitizacion 2001-1 AF, 2.67%, 05/31/10[4,6]	2,164,213	750,549
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	48,851	16,942
Deutsche Mortgage Securities, Inc. 2004-4 1AIO (IO), 3.50%, 05/25/06[6,7]	22,500,000	450,470
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.09%, 11/25/25[6,7]	412,263	523
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.07%, 03/19/35[6,7]	20,592,286	678,907
IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.62%, 12/25/34[6,7]	8,232,546	298,430
IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 3.71%, 08/25/34[7]	3,561,634	3,549,323
Terwin Mortgage Trust 2005-5SL B4, 6.00%, 05/25/35[4]	1,000,000	940,735
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	482,461	500,615

		7,186,494

U.S. Agency Mortgage-Backed — 12.00%
Fannie Mae 1993-80 S, 6.50%, 05/25/23[7]	47,409	48,191
Fannie Mae 1997-44 SB (IO), 4.38%, 06/25/08[7]	330,476	14,573
Fannie Mae 2000-45 SA (IO), 4.69%, 12/18/30[7]	7,043,798	661,077
Fannie Mae 2001-31 SA, 10.89%, 11/25/17[7]	1,617,738	1,680,339
Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	5,845	6,367
Fannie Mae 2003-107 SQ (IO), 4.34%, 05/25/33[7]	1,449,295	103,885
Fannie Mae 2003-124 IO (IO), 5.25%, 03/25/31	3,931,101	273,143
Fannie Mae 2003-124 TS, 9.80%, 01/25/34[7]	121,988	133,952
Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	220,545	6,229
Fannie Mae 2003-26 PI (IO), 5.50%, 11/25/32	2,680,827	324,085
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	5,606,732	665,479
Fannie Mae 2003-67 IH (IO), 5.00%, 01/25/25	2,000,000	186,061
Fannie Mae 2003-85 IP (IO), 5.50%, 12/25/28	135,000	21,365
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	1,002,393	166,744
Fannie Mae Pool 735575, 5.50%, 12/01/18	5,870,874	6,022,231
Fannie Mae 2005-47 SL, 7.50%, 06/25/35[7]	3,940,368	3,966,844
Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	17,489
Freddie Mac 2451 SP, 9.86%, 05/15/09[7]	23,038	24,583
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	1,765,250	234,363
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	3,448,953	465,811
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,058,130	220,399
Freddie Mac 2595 HY (IO), 5.50%, 03/15/23	268,332	46,731
Freddie Mac 2596 IJ (IO), 5.00%, 01/15/17	1,519,832	149,895
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,386,741	252,876
Freddie Mac 2621 IJ (IO), 5.50%, 12/15/26	1,832,907	153,077
Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	355,824	44,597
Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	570,000	83,606
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	290,626	50,032
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	2,161,174	307,528
Freddie Mac 2692 EI (IO), 5.50%, 08/15/33	400,256	54,947
Freddie Mac 2764 CT, 7.50%, 03/15/34[7]	1,034,325	1,006,270
Freddie Mac 2764 SH, 7.50%, 03/15/34[7]	847,592	863,460
Freddie Mac 2807 ST, 8.50%, 07/15/30[7]	371,833	382,364
Freddie Mac 2825 HS, 8.50%, 10/15/32[7]	478,237	480,807
Freddie Mac 2827 JT, 8.50%, 12/15/32[7]	571,437	615,758
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	2,000,000	161,708
Freddie Mac 2856 ST, 7.00%, 09/15/23[7]	815,063	825,888
Freddie Mac 2911 Z, 5.00%, 06/15/32	1,571,786	1,557,264
Freddie Mac Pool 390381, 3.65%, 02/01/37[7]	346,083	348,034
Government National Mortgage Association 2001-31 SJ, 16.59%, 02/20/31[7]	270,782	313,366
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	582,857	58,780
Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	200,000	29,948
Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,088,090	123,653
Government National Mortgage Association 2004-69 SG, 7.00%, 08/16/33[7]	688,660	686,236
Government National Mortgage Association 2004-8 SE, 7.67%, 11/26/23[7]	950,000	972,451

		24,812,486

Total Mortgage-Backed (Cost $33,858,492)		33,917,445

Total Bonds (Cost $172,748,987)		172,612,677

	Shares
EQUITIES — 0.84%
Automotive — 0.11%
Corts Trust For Ford Motor Co. (PFD), 8.00%, 07/16/31	700	15,925
Preferred Plus Trust Ford Motor Co. (PFD), 8.25%, 07/16/31	8,100	194,400
Saturns-Hertz Corp. 2003-10 (PFD), 7.75%, 01/15/28	1,000	26,500

		236,825

Banking — 0.05%
Corp-Backed Trust Certificates Keycorp Institutional Capital B (PFD), 8.25%, 12/15/26	3,647	93,144

Communications — 0.60%
Corts Trust US West Communications (PFD), 7.50%, 11/15/43	7,118	171,757
Preferred Plus Trust Citizens Communications Co. (PFD), 8.38%, 10/01/46	12,100	304,315
Preferred Plus Trust Qwest Capital Funding (PFD),
7.75%, 02/15/31	9,650	204,870
8.00%, 02/15/31	19,500	402,675

Preferred Plus Trust Verizon Global Funding Corp. (PFD), 7.63%, 12/01/30	6,100	160,247

		1,243,864

Insurance — 0.08%
Corp-Backed Trust Certificates MBNA Capital A (PFD), 8.80%, 12/01/26	6,425	165,444

Total Equities (Cost $1,784,944)		1,739,277

	Principal Amount
SHORT TERM INVESTMENTS — 13.16%
Commercial Paper — 6.91%
Alcoa, Inc., 3.11%[5], 07/15/05	$1,800,000	1,797,830
Credit Suisse First Boston NY, 3.08%[5], 07/05/05	1,200,000	1,199,591
DaimlerChrysler NA Holding Corp., 3.21%[5], 07/05/05	4,000,000	3,998,523
General Electric Capital Corp.,
3.25%[5], 07/25/05	2,700,000	2,694,168
3.27%[5], 07/28/05	2,235,000	2,229,535
National Rural Utilities, 3.29%[5], 07/27/05	2,365,000	2,359,398

		14,279,045

Money Market RIC — 1.09%
J.P. Morgan Institutional Prime Money Market	2,269,000	2,269,000

U.S. Agency Discount Notes — 5.14%
Fannie Mae,
2.98%[5], 07/06/05	4,000,000	3,998,369
2.95%[5], 07/13/05	2,000,000	1,998,017
Freddie Mac,
2.98%[5], 07/05/05	2,200,000	2,199,285
2.96%[5], 07/12/05	2,200,000	2,198,007
3.21%[5], 08/09/05[9]	237,000	236,178

		10,629,856

U.S. Treasury Bills — 0.02%
U.S. Treasury Bills, 2.99%[5], 09/08/05[9]	35,000	34,800

Total Short Term Investments (Cost $27,212,764)		27,212,701

Total Investments — 97.51% (Cost $201,746,695)[1]		201,564,655

Cash and Other Assets, Less Liabilities — 2.49%		5,140,353

Net Assets — 100.00%		$206,705,008

SECURITIES SOLD SHORT		Shares	Proceeds	Market Value
Equities — (0.93)%
AMR Corp.[8]		16,100	$171,769	$194,971
Continental Airlines, Inc., Cl. B8		104,890	1,239,258	1,392,939
Qwest Communications International, Inc.[8]		91,800	338,481	340,578

Total Securities Sold Short			$1,749,508	$1,928,488

WRITTEN CALL OPTIONS

Contracts		Exercise Price	Proceeds	Market Value
450	General Motors Corp. Expire January 2007	$35.00	$496,350	$301,500

	Total Written Call Options		$496,350	$301,500

WRITTEN PUT OPTIONS
Contracts		Exercise Price	Proceeds	Market Value
2,250	General Motors Corp. Expire January 2007	$7.50	$(194,617)	$(67,500)

	Total Written Put Options		$(194,617)	$(67,500)

PURCHASED PUT OPTIONS :
Contracts		Exercise Price	Proceeds	Market Value
2,500	General Motors Corp. Expire January 2007	$2.50	$(34,999)	$(18,750)

	Total Purchased Put Options		$(34,999)	$(18,750)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation)
199	U.S. Treasury Two Year Note, September 2005	$17,141
190	U.S. Treasury Five Year Note, September 2005	(80,266)
75	U.S. Treasury Ten Year Note, September 2005	(102,367)

	Net unrealized (depreciation)	$(165,492)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation
1	U.S. Treasury Thirty Year Bond, September 2005	$500

	Net unrealized appreciation	$500

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized Appreciation
2,000	Pay a fixed rate equal to 5.00% and the Fund will receive from the counterparty at par in the event of default of the Calpine Corp., 7.75% due 04/15/09. Counterparty: J.P. Morgan Chase & Co. Expire 09/20/08	$260,000
1,000	Pay a fixed rate equal to 5.00% and the Fund will receive from the counterparty at par in the event of default of the Calpine Corp., 8.50% due 02/15/11. Counterparty: Morgan Stanley Dean Witter & Co. Expire 09/20/08	85,000
1,500	Pay a fixed rate equal to 3.60% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX. Series 4, 3.75% due 06/20/10. Counterparty: Credit Suisse First Boston Expire 06/20/10	(24,375)
1,000	Pay a fixed rate equal to 0.90% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX.NA.IG, 0.90% due 06/20/10. Counterparty: Bear Stearns Co. Expire 6/20/10	(13,697)
5,000	Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par in the event of default of the Ford Motor Credit Co., 7.38% due 10/28/09. Counterparty: Merrill Lynch & Co., Inc. Expire 03/20/06	—
1,000	Pay a fixed rate equal to 1.17% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Deutsche Bank AG Expire 12/20/09	(2,825)
3,500	Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Bear Stearns Co. Expire 06/20/10	7,703
2,000	Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Bear Stearns Co. Expire 03/20/10	(11,860)
13,000	Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par in the event of default of the Southwest Airlines, Co., 6.50% due 03/01/12. Counterparty: Deutsche Bank AG. Expire 12/20/09	(113,032)
5,000	Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par in the event of default of the Viacom Inc., 5.63% due 08/15/12. Counterparty: Merrill Lynch & Co., Inc. Expire 09/20/09	18,638
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.01% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(3,813)
207	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 6.81% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(9,204)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.46% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(3,035)

5,000	Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 M1 3.37% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(11,250)
207	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.26% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(2,695)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 5.11% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,456)
207	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 5.51% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(3,456)
345	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 4.81% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(5,761)
345	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.46% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(5,761)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B M1, 3.43% due 05/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	—
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.01% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(3,190)
207	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.41% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(7,237)
207	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 5.56% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(2,671)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 M1, 3.42% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	—
207	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 5.71% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(1,975)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 4.80% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(3,278)
207	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 5.56% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(2,704)
345	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.01% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(11,413)

207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.16% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,149)

	Net unrealized appreciation	$121,504

SWAPS: CREDIT DEFAULT (WRITTEN)
Notional Amount (000’s)		Unrealized Appreciation
5,000	Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par in the event of default of the Ford Motor Credit Co., 6.50% due 07/15/13. Counterparty: Merrill Lynch & Co., Inc. Expire 03/20/06	$5,905
4,000	Receive a fixed rate equal to 1.25% and the Fund will pay to the counterparty at par in the event of default of the General Motors Corp., 7.13% due 07/15/13. Counterparty: Deutsche Bank AG Expire 12/20/05	—
10,000	Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 A4, 3.37% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	99,000
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B 2A3, 3.43% due 05/25/24. Counterparty: Deutsche Bank AG Expire 07/25/34	90,000
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 A4, 3.42% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	76,500

	Net unrealized appreciation	$271,405

Notes:

[1]	Cost for Federal income tax purposes is $201,746,695 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$7,373,247
Gross unrealized depreciation	(7,555,287)

Net unrealized (depreciation)	$(182,040)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2005 was $27,359,793 representing 13.24% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2005.
[8]	Non-income producing.
[9]	Securities, or a portion there of, pledged as collateral with a value of $270,978 on 464 short U.S. Treasury Note and 1 long U.S. Treasury Bond futures contracts expiring September 2005.
[10]	Securities, or a portion there of, pledged as collateral with a value of $2,352,072 for securities sold short and options.
[11]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
04/12/05	360 Furman Associates, 5.69%, 01/09/09	$1,725,045	$1,734,483	0.84%
06/17/05	CenterPoint Energy Term Loan Note, 12.75%, 11/11/05	1,033,006	1,039,167	0.50%
05/17/05	KERR McGee Corp. Bank Loan, 5.52%, 05/19/07	1,000,000	1,007,625	0.48%
11/17/04	Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11	1,000,000	1,044,063	0.51%
11/19/04	Northwest Airlines Corp. Term Loan B, 9.09%, 11/23/10	990,000	968,138	0.47%
04/19/05	Terwin Trust 2005-P1 A, 0.00%, 11/25/35	2,890,182	3,022,147	1.46%

		$8,638,233	$8,815,623	4.26%

*	The aggregate value of fair valued securities is $20,361,649, which is 9.94% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest Only

(MTN): Medium Term Note

(PFD): Preferred Stock

See accompanying notes to portfolio of investments

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 8.84%
ASSET-BACKED SECURITIES — 26.98%[3]
Amortizing Residential Collateral Trust 2002-BC4 M2, 4.46%, 07/25/32[8]	$1,795,000	$1,819,379
ARG Funding Corp. 2003-1A B, 5.01%, 03/20/07[4,8]	1,800,000	1,802,144
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	1,900,000	1,968,457
Castle Trust 2003-1AW A1, 3.97%, 05/15/27[4,8]	907,004	907,444
CDC Mortgage Capital Trust 2002-HE2 M2, 4.81%, 01/25/33[8]	999,998	1,009,385
Centex Home Equity 1999-1 A4, 6.39%, 10/25/27	59,550	59,456
CIT Group Home Equity Loan Trust 2002-1 MV2, 4.56%, 08/25/30[8]	1,240,000	1,249,579
Conseco Finance 2000-C B2, 5.27%, 07/15/29[8]	244,383	232,017
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	700,000	724,891
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	658,143	661,697
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	109,487	110,814
Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	27,047	27,065
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 5.01%, 03/25/32[8]	1,193,791	1,195,466
Embarcadero Aircraft Securitization Trust 2000-A A1, 3.70%, 08/15/25[4,8]	1,700,000	1,055,655
First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	6,214	6,191
GMAC Mortgage Corporation Loan Trust 2001-HLT2 AII, 5.55%, 04/25/27	420,765	425,308
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	1,700,000	267,974
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	4,548	4,618
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	257,492	257,934
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	485,034	481,653
Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	8,913	8,918
Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	45,371	45,454
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	339,193	339,767
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 3.42%, 04/15/30[8]	1,293,350	1,289,858
Household Mortgage Loan Trust 2002-HC1 M, 3.91%, 05/20/32[8]	1,277,797	1,280,151
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	173,237	176,754
IndyMac Home Equity Loan Asset-Backed Trust 2002-A
A M1, 4.06%, 05/25/33[8]	1,500,000	1,498,717
A M2, 4.56%, 05/25/33[8]	2,000,000	2,018,999
Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/25/18[4]	124,060	123,825
Mego Mortgage Home Loan Trust 1997-4 M1, 7.50%, 09/25/23	341,897	341,052
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	1,320,713	1,340,152
Morgan Stanley Dean Witter Capital I Inc. 2002-HE2 M2, 4.56%, 08/25/32[8]	1,650,000	1,661,662
Oakwood Mortgage Investors, Inc. 2002-B A1, 3.45%, 05/15/13[8]	298,037	265,088
Home Equity Asset Trust 2002-4 M2, 5.36%, 03/25/33[8]	1,650,000	1,672,840
Option One Mortgage Loan Trust 2003-2 A2, 3.61%, 04/25/33[8]	329,112	329,843
Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4]	1,125,000	1,125,000
Residential Asset Mortgage Products, Inc. 2002-RZ3 A4, 4.73%, 12/25/31	155,996	155,734
Structured Asset Investment Loan Trust 2004-BNC2 A3, 3.49%, 12/25/13[8]	1,187,462	1,188,524
Structured Asset Receivables Trust 2003-1, 2.64%, 01/21/10[4,8]	1,274,606	1,268,361
Structured Asset Receivables Trust 2003-2, 3.40%, 01/21/09[4,8]	722,109	717,379
Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	172,419	175,545
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	1,925,001	229,216
Terwin Mortgage Trust 2004-5HE A1A, 3.44%, 06/25/35[8]	341,444	341,664
Terwin Mortgage Trust 2004-9HE A2, 3.47%, 09/25/34[4,8]	731,281	731,281
Terwin Mortgage Trust 2005-7SL A1, 3.64%, 06/25/35	2,000,000	1,995,400
UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	1,088,617	1,108,019

Total Asset-Backed Securities (Cost $36,576,038)		35,696,330

CORPORATES — 32.09%[2]
Automotive — 5.74%
DaimlerChrysler NA Holding Corp.,
4.23%, 08/08/06[8] (MTN)	233,000	234,660
3.61%, 03/07/07[8]	1,160,000	1,156,873
Ford Motor Credit Co.,
4.31%, 09/28/07[8] (MTN)	1,195,000	1,155,514
4.71%, 01/15/10[8]	2,060,000	1,890,237
General Motors Acceptance Corp.,
6.75%, 01/15/06	200,000	201,604
5.53%, 12/01/14[8]	3,466,000	2,958,838

		7,597,726

Banking — 0.53%
Societe Generale (EMTN), 3.78%, 10/29/49[8]	700,000	697,901

Communications — 2.33%
Comcast Corp., 7.63%, 02/15/08	1,000,000	1,074,682
CSC Holdings Inc.,
7.88%, 12/15/07	400,000	415,000
7.25%, 07/15/08	250,000	251,875
Qwest Capital Funding, Inc., 7.75%, 08/15/06	700,000	719,250
Qwest Corp. Bank Loan, 6.50%, 06/30/07[10]	600,000	618,844

		3,079,651

Electric — 7.19%
Allegheny Energy, Inc., 7.75%, 08/01/05	1,255,000	1,259,392
CenterPoint Energy Resources Corp., 8.13%, 07/15/05	1,300,000	1,301,368
CenterPoint Energy Term Loan, 12.75%, 11/11/05[10]	2,500,000	2,597,918
East Coast Power LLC, 6.74%, 03/31/08	1,216,527	1,232,388
Pinnacle West Energy Corp., 4.00%, 04/01/07[4,8]	1,300,000	1,300,859
Power Contract Financing LLC, 5.20%, 02/01/06[4]	994,564	1,001,407
Teco Energy, Inc., 5.37%, 05/01/10[4,8]	800,000	813,000

		9,506,332

Energy — 1.81%
Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07[7,10]	1,000,000	1,007,625
Tesoro Petroleum Corp., 9.63%, 11/01/08	1,300,000	1,387,750

		2,395,375

Entertainment — 0.96%
News America, Inc., 3.26%[5], 02/28/21[9]	2,188,000	1,274,510

Finance — 1.85%
CIT Group Inc., 3.52%, 11/23/07[8]	1,630,000	1,632,491
Goldman Sachs Group, Inc. (MTN), 3.54%, 03/02/10[8]	812,000	811,445

		2,443,936

Lodging — 0.47%
La Quinta Inns, Inc., 7.40%, 09/15/05	625,000	628,906

Natural Gas — 1.06%
Sempra Energy, 3.75%, 05/21/08[8]	1,400,000	1,403,515

Real Estate Investment Trust (REIT) — 4.07%
Duke Realty LP, 3.70%, 12/22/06[8]	1,180,000	1,181,258
EOP Operating LP, 4.10%, 10/01/10[8]	1,670,000	1,680,594
Simon Property Group LP, 7.38%, 01/20/06	1,200,000	1,220,704
Summit Properties Partnership LP, 7.20%, 08/15/07	1,250,000	1,297,514

		5,380,070

Secured Assets — 0.24%
Zermatt CBO Ltd. 1A A, 3.65%, 09/01/10[4,8]	328,809	315,361

Securities Brokerage — 0.94%
Credit Suisse First Boston London, 9.65%, 03/24/10[4,8]	1,322,000	1,244,438

Transportation — 4.90%
Air 2 US A, 8.03%, 10/01/20[4]	1,732,345	1,550,682
American Airlines, Inc. 2002-1 G, 4.07%, 03/23/09[8]	760,185	763,125
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	184,994	175,299
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	419,787	371,512
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	818,554	755,553
Delta Air Lines, Inc. 2003-1 G, 3.91%, 07/25/09[8]	933,947	935,782
United Air Lines, Inc. 1997-1 1A, 2.63%, 12/02/14[8]	971,761	935,320
United Air Lines, Inc. Term Loan, 8.00%, 09/30/05[8,10]	990,438	997,866

		6,485,139

Total Corporates (Cost $43,180,030)		42,452,860

MORTGAGE-BACKED — 23.29%[3]
Non-Agency Mortgage Backed Securities — 17.64%
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.14%, 02/25/34[8]	1,220,488	1,231,559
Commercial Mortgage Asset Trust 1999-C1 A1, 6.25%, 01/17/32	1,290,033	1,296,953
Countrywide Alternative Loan Trust, 2.42%, 08/25/35[8]	2,020,000	2,039,695
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.81%, 06/25/24[4,6,8]	268,453	341
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.07%, 03/19/356,[7]	7,461,865	246,010
IndyMac INDX Mortgage Loan Trust 2004-AR12
A1, 3.70%, 12/25/34[8]	1,768,748	1,771,311
AX2 (IO), 0.62%, 12/25/34[6,8]	5,211,957	188,933
IndyMac INDX Mortgage Loan Trust 2004-AR7 A2, 3.74%, 09/25/34[8]	1,624,945	1,621,486
Magnus Funding Ltd. 1A B, 4.52%, 06/15/11[4,6,8]	1,142,233	100,345
Mastr Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 11/21/34[8]	1,417,104	1,413,511
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32[8]	1,482,811	1,521,402
Mastr Seasoned Securities Trust 2005-1 4A1, 5.92%, 10/25/32[8]	1,707,513	1,734,060
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	344,880	347,231
Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	1,490,936	1,534,178
Residential Funding Mortgage Securities I 2002-S19 A2, 6.00%, 12/25/32	74,704	74,578
Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	5,309	5,428
Structured Asset Securities Corp. 2002-5A 6A, 6.56%, 04/25/32[8]	47,860	49,208
Summit Mortgage Trust 2000-1 B5, 6.06%, 12/28/12[4,8]	1,999	1,957
Terwin Mortgage Trust 2004-13AL 2PX, 0.34%, 08/25/34[4,6]	27,840,432	528,968
Washington Mutual 2002-AR18 A, 4.14%, 01/25/33[8]	810,813	811,280
Washington Mutual 2004-AR12 A4A, 3.38%, 10/25/44[8]	1,727,345	1,725,695
Washington Mutual 2005-AR1 A2A2, 3.38%, 01/25/45[8]	2,100,776	2,101,721
Washington Mutual 2005-AR2 2A22, 3.45%, 01/25/45[8]	1,841,456	1,841,010
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	1,109,661	1,151,414

		23,338,274

U.S. Agency Mortgage Backed Securities — 5.65%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08[8]	3,740	4,244
Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23[8]	762,192	142,179
Fannie Mae 2001-60 JZ, 6.00% 03/25/31	147,333	149,074
Fannie Mae 2002-97 PD, 5.00%, 03/25/22	990,764	990,436
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	1,367,496	162,312
Fannie Mae 2003-62 IG (IO), 5.00%, 10/25/31	1,000,000	270,855
Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	1,437,224	115,239
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	527,101	87,681
Fannie Mae G-36 ZB, 7.00%, 11/25/21	7,937	8,409
Fannie Mae Pool 646884, 5.55%, 05/01/32[8]	541,089	546,349
Freddie Mac 2 L, 8.00%, 11/25/22	68,184	72,558
Freddie Mac 2080 PJ, 6.50%, 08/15/28	1,112,312	1,156,411
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	655,979	48,462
Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	805,908	37,846
Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	1,112,970	118,790
Freddie Mac Pool 788498, 4.76%, 02/01/30[8]	1,883,179	1,937,156
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	2,270,584	115,793
Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,300,000	147,735
Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[8]	1,352,322	1,366,270

		7,477,799

Total Mortgage-Backed (Cost $32,189,580)		30,816,073

U.S. AGENCY SECURITIES — 3.48%
U.S. Agency Securities — 3.48%
Fannie Mae, 2.63%, 11/15/06	4,668,000	4,600,272

Total U.S. Agency Securities (Cost $4,601,618)		4,600,272

Total Bonds (Cost $116,547,267)		113,565,535

	Shares
PREFERRED STOCK — 0.46%
Finance — 0.46%
Woodbourne Pass-Through Trust, 4.27%, 12/31/49[4]	6	600,750

Total Preferred Stock (Cost $600,000)		600,750

	Principal Amount
SHORT TERM INVESTMENTS — 18.81%
Commercial Paper — 6.12%
Alcoa, Inc., 3.26%[5], 07/18/05	$3,000,000	2,995,396

Ciesco LLC, 3.19%[5], 07/22/05	800,000	798,516
Kitty Hawk Funding Corp., 3.10%[5], 07/19/05	1,010,000	1,008,440
National Rural Utilities, 3.19%[5], 07/20/05	3,300,000	3,294,461

		8,096,813

Money Market RIC — 0.65%
J.P. Morgan Prime Money Market Fund	856,530	856,530

U.S. Agency Discount Notes — 12.04%
Fannie Mae, 2.98%[5], 07/13/05	2,500,000	2,497,521
Freddie Mac,
2.99%[5], 07/05/05	7,000,000	6,997,682
3.11%[5], 09/20/05[7]	6,345,000	6,297,387
3.18%[5], 09/20/05[7]	140,000	138,949

		15,931,539

Total Short Term Investments (Cost $24,888,963)		24,884,882

Total Investments — 105.11% (Cost $142,036,230)[1]		139,051,167

Cash and Other Assets, Less Liabilities — (5.11)%		(6,757,338)

Net Assets — 100.00%		$132,293,829

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
2,188	News America, Inc. Expire July 2005	$59.525	$—	$(569)

	Total Written Call Options		$—	$(569)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
1,300	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & C	$39,953

SWAPS: TOTAL RETURN
Notional Amount (000’s)		Unrealized Appreciation
20,000	S&P 500 Total Return issued by CS First Boston, - 2.79%[8], Expire 10/04/05	$1,669,300

FUTURES CONTRACTS: LONG POSITIONS
Contracts		Unrealized Appreciation
372	S&P 500 Index, September 2005	$413,301
1	S&P 500 Mini, September 2005	(1,428)

	Net unrealized appreciation	$411,873

Notes:

[1]	Cost for Federal income tax purposes is $142,036,230 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$2,365,162
Gross unrealized depreciation	(5,350,225)

Net unrealized (depreciation)	$(2,985,063)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2005 was $16,432,409 representing 12.42% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Securities, or a portion there of, pledged as collateral with a value of $6,436,336 on 372 long S&P Index futures contracts and 1 S&P Mini futures contact expiring September 2005.
[8]	Floating rate security. The rate disclosed is that in effect at June 30, 2005.
[9]	Securities, or a portion there of, pledged as collateral with a value of $1,274,510 for options.

[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/09/03	CenterPoint Energy Term Loan, 12.75%, 11/11/05	$2,560,320	$2,597,918	1.97%
05/17/05	Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07	1,000,000	1,007,625	0.76%
06/05/03	Qwest Corp. Bank Loan, 6.50%, 06/30/07	597,047	618,844	0.47%
08/31/04	United Air Lines, Inc. Term Loan, 8.00%, 09/30/05	990,438	997,866	0.75%

		$5,147,805	$5,222,253	3.95%

*	The aggregate value of fair valued securities is $12,965,671 which is 9.90% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

See accompanying notes to portfolio of investments

Metropolitan West Funds

Notes to Schedule of Portfolio Investments

June 30, 2005 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Changes to market closure times may alter when futures contracts are valued. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	FEDERAL TAX INFORMATION:

Capital Loss Carryforwards:

At March 31, 2005 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013
Ultra Short Bond Fund	$—	$—	$—	$16,584
Low Duration Bond Fund	6,637,930	1,278,315	—	—
Total Return Bond Fund	—	19,394,109	—	206,379
AlphaTrak 500 Fund	—	16,806,095	—	—

For the year ended March 31, 2005, the Low Duration Bond Fund and AlphaTrak 500 Fund utilized net federal tax capital loss carryforwards of $2,504,583 and $1,505,308, respectively.

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2005, the following funds had post October losses.

Fund
Low Duration Bond Fund	$24,545,273
Total Return Bond Fund	$55,656,289

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President
Principal Executive Officer

Date August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President
Principal Executive Officer

Date August 23, 2005

By (Signature and Title)*	/s/ JOSEPH D. HATTESOHL
Joseph D. Hattesohl, Treasurer
Principal Financial Officer

Date August 23, 2005

*	Print the name and title of each signing officer under his or her signature.